UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

ADIF-QTLY-0305

1.813040.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
Australia - 1.3%
CSL Ltd.	1,838,244	$ 44,078
Macquarie Bank Ltd.	361,852	13,695
QBE Insurance Group Ltd.	1,319,903	15,595
TOTAL AUSTRALIA		73,368
Austria - 0.1%
Bank Austria Creditanstalt AG	95,700	8,314
Bermuda - 0.1%
Clear Media Ltd. (a)	6,342,100	6,302
Brazil - 1.3%
Banco Bradesco SA sponsored ADR (non-vtg.)	457,500	11,255
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	181,200	13,561
Uniao de Bancos Brasileiros SA (Unibanco) GDR	534,300	16,451
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,230,100	32,626
TOTAL BRAZIL		73,893
Canada - 3.5%
Canadian Imperial Bank of Commerce	79,900	4,407
Canadian Natural Resources Ltd.	252,800	11,150
Canadian Western Bank, Edmonton	529,000	10,878
Celestica, Inc. (sub. vtg.) (a)	614,500	7,997
EnCana Corp.	732,624	43,306
ITF Optical Technologies, Inc. Series A (d)	1,792	2
Jean Coutu Group, Inc.:
Class A (c)	343,400	4,895
Class A (sub. vtg.)	1,050,940	14,980
Loblaw Companies Ltd.	181,500	10,764
National Bank of Canada	254,900	10,103
OZ Optics Ltd. unit (d)	5,400	80
Petro-Canada	246,200	12,694
Precision Drilling Corp. (a)	420,600	28,594
Talisman Energy, Inc.	648,500	19,334
Tembec, Inc. (a)	2,222,200	12,086
TimberWest Forest Corp. unit	627,800	8,165
TOTAL CANADA		199,435
Cayman Islands - 0.6%
Apex Silver Mines Ltd. (a)	434,100	7,015
Foxconn International Holdings Ltd. (a)	1,578,000	785
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hutchison Telecommunications International Ltd.	7,108,000	$ 6,379
The9 Computer Technology Consulting Co. Ltd. ADR	809,300	16,833
TOTAL CAYMAN ISLANDS		31,012
China - 0.5%
BYD Co. Ltd. (H Shares)	2,169,000	6,604
Global Bio-Chem Technology Group Co. Ltd.	6,348,000	4,517
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	2,366,000	96
People's Food Holdings Ltd.	6,518,000	5,772
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	8,108,000	8,316
Weichai Power Co. Ltd. (H Shares)	413,000	1,295
TOTAL CHINA		26,600
Denmark - 1.3%
Danske Bank AS	941,675	27,504
GN Store Nordic AS	1,045,500	11,262
Novo Nordisk AS Series B	603,693	32,145
TOTAL DENMARK		70,911
Estonia - 0.1%
Hansabank SA	354,000	4,619
Finland - 1.7%
Fortum Oyj	287,400	5,132
Nokia Corp. sponsored ADR	3,354,000	51,249
Stora Enso Oyj sponsored ADR	1,276,100	18,376
UPM-Kymmene Corp.	885,800	18,708
TOTAL FINLAND		93,465
France - 10.4%
Accor SA	288,100	12,602
Alcatel SA sponsored ADR (a)	1,025,000	14,678
AXA SA	177,200	4,301
AXA SA sponsored ADR	2,166,500	52,581
Bacou Dalloz	76,915	6,957
BNP Paribas SA	574,746	41,464
Bouygues SA	579,900	22,713
CNP Assurances	242,593	17,328
Dassault Aviation SA	8,185	5,286
Eiffage SA	178,670	21,739
France Telecom SA sponsored ADR	1,389,600	43,578
Ipsos SA	38,394	4,099
Common Stocks - continued
	Shares	Value (000s)
France - continued
Lagardere S.C.A. (Reg.)	448,382	$ 33,838
Medidep SA (a)	214,703	7,119
Neopost SA	274,629	21,191
Nexity	232,800	8,193
NRJ Group	430,520	10,336
Orpea (a)	187,100	7,253
Pernod-Ricard	127,803	18,090
Rhodia SA ADR	4,637,200	11,825
Sanofi-Aventis sponsored ADR	1,643,300	61,164
Total SA:
Series B	57,800	12,433
sponsored ADR	852,900	91,729
Vinci SA	146,153	20,955
Vivendi Universal SA sponsored ADR (a)	1,164,200	36,835
TOTAL FRANCE		588,287
Germany - 8.3%
Allianz AG sponsored ADR	5,566,270	66,016
BASF AG sponsored ADR	277,500	19,039
Bayer AG ADR (a)	257,500	8,709
Bijou Brigitte Modische Accessoires AG	20,434	3,086
Bilfinger & Berger Bau AG	623,800	28,376
Deutsche Boerse AG	320,434	19,922
Deutsche Telekom AG sponsored ADR (a)	3,568,800	77,193
E.ON AG sponsored ADR	401,100	35,854
Fresenius Medical Care AG sponsored ADR	482,700	13,018
GFK AG	205,127	7,754
HeidelbergCement AG	410,147	27,585
Heidelberger Druckmaschinen AG (a)	467,900	15,875
Hochtief AG	1,025,800	33,426
Hypo Real Estate Holding AG (a)	461,340	18,274
K&S AG	623,532	31,249
Merck KGaA	105,500	6,996
Metro AG	144,600	7,554
RWE AG	511,961	29,514
Siemens AG sponsored ADR	237,800	18,884
TOTAL GERMANY		468,324
Common Stocks - continued
	Shares	Value (000s)
Greece - 0.9%
Greek Organization of Football Prognostics SA	810,960	$ 21,711
Public Power Corp. of Greece	1,044,080	30,456
TOTAL GREECE		52,167
Hong Kong - 1.8%
China Netcom Group Corp. Hong Kong Ltd. ADR	402,200	11,547
Hengan International Group Co. Ltd.	4,584,000	2,821
Hutchison Whampoa Ltd.	1,797,000	16,358
Shun Tak Holdings Ltd.	7,830,000	7,178
Techtronic Industries Co. Ltd.	11,354,500	25,403
Television Broadcasts Ltd.	3,874,000	18,377
Wharf Holdings Ltd.	6,166,000	19,921
TOTAL HONG KONG		101,605
Hungary - 0.3%
OTP Bank Rt.	442,300	14,313
India - 2.4%
Bank of Baroda	1,173,599	5,578
Housing Development Finance Corp. Ltd.	1,144,197	20,399
Infosys Technologies Ltd.	622,624	29,511
National Thermal Power Corp.	11,048,000	21,896
Reliance Industries Ltd.	388,429	4,737
Satyam Computer Services Ltd.	2,967,563	28,095
State Bank of India	1,502,350	24,162
TOTAL INDIA		134,378
Ireland - 1.5%
Allied Irish Banks PLC	1,350,098	26,867
C&C Group PLC	2,902,900	12,259
CRH PLC	715,517	18,895
Elan Corp. PLC sponsored ADR (a)	411,300	11,076
IAWS Group PLC (Ireland)	299,800	4,748
Independent News & Media PLC (Ireland)	4,566,173	13,093
TOTAL IRELAND		86,938
Italy - 3.7%
Autostrade Spa	430,316	12,412
Banca Antonveneta Spa (a)	309,000	8,071
Banca Intesa Spa	6,621,154	30,740
Banca Popolare di Milano	943,800	8,359
Banche Popolari Unite Scarl	1,003,900	20,497
Banco Popolare di Verona e Novara	1,118,466	21,484
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Davide Campari-Milano Spa	275,780	$ 16,308
ENI Spa sponsored ADR	338,600	41,377
Lottomatica Spa New	486,700	18,244
Mediobanca Spa	1,112,700	18,890
Societa Iniziative Autostradali e Servizi Spa (SIAS)	840,000	12,904
TOTAL ITALY		209,286
Japan - 14.8%
Advantest Corp.	66,800	5,583
Aisin Seiki Co. Ltd.	456,400	10,791
Asahi Breweries Ltd.	1,239,100	15,461
Asahi Glass Co. Ltd.	1,656,000	17,451
Canon, Inc. ADR	696,700	36,632
Credit Saison Co. Ltd.	258,600	8,784
Daiwa Securities Group, Inc.	2,883,000	19,531
East Japan Railway Co.	2,964	15,989
Honda Motor Co. Ltd.	519,300	27,263
Hoya Corp.	68,500	7,053
Ito Yokado Ltd.	128,000	5,126
JAFCO Co. Ltd.	109,300	7,383
Keyence Corp.	50,000	11,469
Millea Holdings, Inc.	1,061	14,642
Mitsubishi Electric Corp.	4,230,000	20,818
Mitsubishi Securities Co. Ltd.	1,632,000	15,828
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	2,106	20,049
Mitsui Fudosan Co. Ltd.	1,313,000	16,320
Mitsui Trust Holdings, Inc.	2,001,000	21,164
Mizuho Financial Group, Inc.	6,011	28,946
Murata Manufacturing Co. Ltd.	272,800	14,242
Nikko Cordial Corp.	4,677,000	22,070
Nikon Corp.	1,013,000	13,285
Nintendo Co. Ltd.	62,400	7,069
Nippon Chemi-con Corp.	2,892,900	15,578
Nippon Electric Glass Co. Ltd.	641,900	8,449
Nippon Electric Glass Co. Ltd. New (a)	641,900	8,424
Nippon Oil Corp.	1,643,000	11,257
Nitto Denko Corp.	514,600	27,363
Nomura Holdings, Inc.	1,559,000	20,626
NTT Urban Development Co.	1,111	4,975
Oracle Corp. Japan	249,300	12,486
ORIX Corp.	208,000	27,479
Ricoh Co. Ltd.	1,559,000	27,517
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Rohm Co. Ltd.	59,200	$ 5,387
Sanden Corp.	1,356,000	8,048
SFCG Co. Ltd.	118,300	29,591
Softbank Corp.	118,800	5,618
Sumitomo Forestry Co. Ltd.	2,053,000	20,802
Sumitomo Mitsui Financial Group, Inc.	6,445	45,154
Sumitomo Osaka Cement Co. Ltd.	8,325,000	20,647
T&D Holdings, Inc.	433,650	20,338
Takara Holdings, Inc.	403,000	3,446
Teijin Ltd.	2,122,000	8,785
TIS, Inc.	171,000	7,574
Tokyo Electron Ltd.	262,300	15,289
Toyota Motor Corp. ADR	256,250	20,036
UFJ Holdings, Inc. (a)	6,323	37,770
Victor Co. of Japan Ltd.	338,000	2,877
Yahoo! Japan Corp. (a)	1,291	6,541
Yamato Transport Co. Ltd.	1,754,000	26,253
TOTAL JAPAN		831,259
Korea (South) - 1.4%
Kookmin Bank sponsored ADR (a)	691,410	30,007
LG Electronics, Inc.	193,130	13,283
Samsung Electronics Co. Ltd.	41,320	19,925
Shinhan Financial Group Co. Ltd.	638,284	16,012
TOTAL KOREA (SOUTH)		79,227
Luxembourg - 1.0%
SES Global unit	1,526,373	18,701
Stolt-Nielsen SA Class B sponsored ADR (a)	1,183,800	39,918
TOTAL LUXEMBOURG		58,619
Mexico - 0.7%
America Movil SA de CV sponsored ADR	265,900	14,109
Fomento Economico Mexicano SA de CV sponsored ADR	269,200	14,472
Industrias Penoles SA de CV	1,538,800	8,071
TOTAL MEXICO		36,652
Netherlands - 4.0%
ASML Holding NV (NY Shares) (a)	1,267,200	20,820
EADS NV	631,428	19,299
Fugro NV (Certificaten Van Aandelen)	123,200	10,911
ING Groep NV sponsored ADR	1,392,900	40,199
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Ahold NV (a)	2,957,000	$ 24,454
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	687,886	26,342
Koninklijke Philips Electronics NV (NY Shares)	286,800	7,480
Randstad Holdings NV	370,200	14,476
Reed Elsevier NV ADR	648,600	17,564
VNU NV	919,453	26,856
Wolters Kluwer NV (Certificaten Van Aandelen)	998,129	17,992
TOTAL NETHERLANDS		226,393
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	139,200	9,471
Norway - 0.8%
DnB NOR ASA	2,726,480	24,955
Schibsted AS (B Shares)	223,550	6,130
Storebrand ASA (A Shares)	1,530,700	13,529
TOTAL NORWAY		44,614
Poland - 0.3%
Polski Koncern Naftowy Orlen SA	885,800	10,796
Powszechna Kasa Oszczednosci Bank SA	417,900	3,552
TOTAL POLAND		14,348
Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	1,626,880	15,225
Singapore - 0.4%
Flextronics International Ltd. (a)	1,457,900	20,629
Want Want Holdings Ltd.	4,182,000	3,952
TOTAL SINGAPORE		24,581
South Africa - 0.5%
Edgars Consolidated Stores Ltd.	196,200	9,802
Massmart Holdings Ltd.	1,155,773	8,059
Steinhoff International Holdings Ltd.	5,027,000	11,111
TOTAL SOUTH AFRICA		28,972
Spain - 2.6%
Actividades de Construccion y Servicios SA (ACS)	865,667	21,697
Antena 3 Television SA (a)	168,747	12,922
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,300,800	21,944
Banco Santander Central Hispano SA	860,400	10,179
Compania de Distribucion Integral Logista SA	105,220	5,905
Gestevision Telecinco SA	335,340	7,256
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Inditex SA	621,127	$ 17,584
Telefonica SA sponsored ADR	938,400	51,152
TOTAL SPAIN		148,639
Sweden - 1.3%
Eniro AB	1,631,500	16,280
Gambro AB (A Shares)	811,672	11,902
Hennes & Mauritz AB (H&M) (B Shares)	303,350	10,003
Skandia Foersaekrings AB	3,250,500	16,834
Tele2 AB (B Shares)	91,100	3,115
Telefonaktiebolaget LM Ericsson ADR (a)	553,100	16,222
TOTAL SWEDEN		74,356
Switzerland - 9.1%
ABB Ltd. (Reg.) (a)	1,515,269	8,335
Actelion Ltd. (Reg.) (a)	129,887	12,323
Alcon, Inc.	200,800	15,903
Compagnie Financiere Richemont unit	979,805	30,656
Credit Suisse Group sponsored ADR	977,700	39,431
INFICON Holding AG (a)	65,883	5,433
Nestle SA (Reg.)	294,586	77,304
Nobel Biocare Holding AG (Switzerland)	147,614	25,886
Novartis AG sponsored ADR	1,945,432	93,147
Phonak Holding AG	325,205	10,941
Roche Holding AG (participation certificate)	753,784	80,263
Schindler Holding AG (Reg.)	21,007	7,951
SIG Holding AG	23,060	5,625
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	20,496	14,489
Swiss Life Holding (a)	31,589	4,743
Syngenta AG sponsored ADR	501,500	10,782
The Swatch Group AG (Reg.)	618,379	17,398
UBS AG (NY Shares)	609,247	49,581
TOTAL SWITZERLAND		510,191
Taiwan - 1.0%
Acer, Inc.	5,178,000	8,122
Chi Mei Optoelectronics Corp.	8,500,000	12,240
Taiwan Semiconductor Manufacturing Co. Ltd.	8,483,000	13,839
United Microelectronics Corp.	38,429,000	24,474
TOTAL TAIWAN		58,675
Common Stocks - continued
	Shares	Value (000s)
Thailand - 0.2%
Thai Oil PCL (a)	10,242,700	$ 13,816
United Kingdom - 13.9%
3i Group PLC	1,140,700	15,017
AstraZeneca PLC sponsored ADR	943,100	35,461
BAE Systems PLC	6,214,980	28,736
BOC Group PLC	932,737	17,251
BP PLC sponsored ADR	1,761,800	105,039
British Airways PLC (a)	1,500,000	7,537
Capita Group PLC	5,347,313	36,105
Carnival PLC ADR	358,000	21,713
Daily Mail & General Trust PLC Class A	446,267	5,989
DS Smith PLC	88,245	266
Enterprise Inns PLC	705,968	9,912
FKI PLC	6,619,229	15,708
Group 4 Securicor PLC (Denmark) (a)	2,975,530	7,922
Group 4 Securicor PLC (United Kingdom) (a)	8,483,800	21,411
Hilton Group PLC	1,324,337	7,371
HSBC Holdings PLC sponsored ADR	1,043,500	86,642
Intertek Group PLC	737,516	10,140
Invensys PLC (a)	4,014,914	1,475
Kesa Electricals PLC	1,234,912	7,431
National Grid Transco PLC	2,346,430	22,814
Rank Group PLC	2,067,027	10,433
Reckitt Benckiser PLC	1,254,338	37,255
Serco Group PLC	5,026,248	23,548
SMG PLC	871,257	1,772
Standard Chartered PLC	1,399,151	25,693
Taylor Nelson Sofres PLC	1,407,080	5,963
Tesco PLC	4,989,142	28,965
Unilever PLC sponsored ADR	500,000	19,150
Vodafone Group PLC sponsored ADR	5,585,200	145,101
Yell Group PLC	2,119,870	18,266
TOTAL UNITED KINGDOM		780,086
United States of America - 2.2%
Mettler-Toledo International, Inc. (a)	82,900	4,158
News Corp. Class A	1,147,200	19,502
Orthofix International NV (a)	110,100	4,402
Shaw Group, Inc. (a)	324,500	5,455
Stillwater Mining Co. (a)	386,700	4,091
Synthes, Inc.	316,528	36,260
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Telewest Global, Inc. (a)	2,119,373	$ 35,711
Transocean, Inc. (a)	323,800	14,247
TOTAL UNITED STATES OF AMERICA		123,826
TOTAL COMMON STOCKS (Cost $4,516,300)		5,322,167
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (d)	8,500	37
Nonconvertible Preferred Stocks - 1.2%
Germany - 0.5%
Fresenius Medical Care AG	511,500	29,734
Italy - 0.7%
Banca Intesa Spa (Risp)	698,800	2,887
Buzzi Unicem Spa (Risp)	281,400	3,472
Telecom Italia Spa (Risp)	10,317,100	33,080
Unicredito Italiano Spa	68,630	416
TOTAL ITALY		39,855
TOTAL NONCONVERTIBLE PREFERRED STOCKS		69,589
TOTAL PREFERRED STOCKS (Cost $57,509)		69,626
Government Obligations - 0.8%
Principal Amount (000s)
Germany - 0.8%
German Federal Republic 2.0852% 2/16/05 (Cost $43,200)	EUR	33,400	43,495
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 2.31% (b)(e) (Cost $263,185)	263,185,356	263,185
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.44%, dated 1/31/05 due 2/1/05) (Cost $4,059)	$ 4,059	$ 4,059
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,884,253)		5,702,532
NET OTHER ASSETS - (1.3)%		(73,441)
NET ASSETS - 100%		$ 5,629,091
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,895,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $119,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
Metrophotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
(e) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,893,557,000. Net unrealized appreciation aggregated $808,975,000, of which $861,614,000 related to appreciated investment securities and $52,639,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AEA-QTLY-0305

1.813062.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Bermuda - 1.0%
GOME Electrical Appliances Holdings Ltd. (a)	404,000	$ 393,649
Skyworth Digital Holdings Ltd.	784,000	116,597
TOTAL BERMUDA		510,246
Cayman Islands - 2.0%
Beauty China Holdings Ltd.	248,000	143,895
China Shineway Pharmaceutical Group Ltd.	188,000	104,848
Dynasty Fine Wines Group Ltd.	498,000	193,138
eLong, Inc. ADR	8,300	124,002
Kingboard Chemical Holdings Ltd.	189,000	422,835
TOTAL CAYMAN ISLANDS		988,718
China - 7.3%
Anhui Expressway Co. Ltd. (H Shares)	318,000	178,369
Beijing Media Corp. Ltd. (H Shares)	38,500	106,371
China International Marine Containers Co. Ltd. (B Shares)	265,300	608,841
China Petroleum & Chemical Corp. (H Shares)	1,514,000	607,871
Chitaly Holdings Ltd.	252,000	193,850
PetroChina Co. Ltd. (H Shares)	1,228,000	688,908
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	82,500	136,974
Tencent Holdings Ltd.	233,000	135,172
Weichai Power Co. Ltd. (H Shares)	124,000	388,700
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	308,000	436,342
ZTE Corp. (H Shares)	53,400	171,842
TOTAL CHINA		3,653,240
Hong Kong - 15.7%
CNOOC Ltd.	1,389,500	743,938
Cosco Pacific Ltd.	142,000	295,839
Esprit Holdings Ltd.	142,500	823,958
Far East Consortium International Ltd.	415,000	162,279
Henderson Land Development Co. Ltd.	42,000	199,235
Hong Kong & China Gas Co. Ltd.	507,000	1,053,020
Hopewell Holdings Ltd.	99,000	250,043
Hutchison Whampoa Ltd.	108,000	983,096
Jardine Strategic Holdings Ltd.	37,000	305,250
JCG Holdings Ltd.	582,000	574,550
Next Media Ltd. (a)	1,104,000	470,624
Sino Land Co.	224,000	199,594
Sun Hung Kai Properties Ltd.	70,000	648,410
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	243,000	$ 785,092
Wing Hang Bank Ltd.	50,000	319,237
TOTAL HONG KONG		7,814,165
India - 8.3%
Alembic Ltd.	29,900	207,372
Britannia Industries Ltd.	4,900	98,399
Cipla Ltd.	23,300	152,975
Crompton Greaves Ltd.	39,200	255,391
Housing Development Finance Corp. Ltd.	22,900	408,260
ITC Ltd.	15,430	481,337
Kotak Mahindra Bank Ltd.	62,520	412,980
Larsen & Toubro Ltd. (a)	15,700	361,609
Max India Ltd. (a)	22,590	210,631
Oil & Natural Gas Corp. Ltd.	23,263	436,318
Pantaloon Retail India Ltd.	34,320	592,786
State Bank of India	32,430	521,570
TOTAL INDIA		4,139,628
Indonesia - 2.9%
PT Bank Mandiri Persero Tbk	1,012,500	214,321
PT Bank PAN Indonesia Tbk	2,166,000	101,624
PT Bumi Resources Tbk (a)	1,445,500	145,102
PT Indosat Tbk	424,500	264,010
PT Mitra Adiperkasa Tbk	2,345,500	199,618
PT Semen Gresik Tbk	68,500	137,524
PT Telkomunikasi Indonesia Tbk Series B	763,500	399,870
TOTAL INDONESIA		1,462,069
Korea (South) - 24.7%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	35,330	635,011
FINETEC Corp.	74,450	529,454
Hana Bank	7,960	211,310
Hyundai Mipo Dockyard Co. Ltd. (a)	24,140	1,173,488
Jahwa Electronics Co. Ltd.	13,270	149,958
Kia Motors Corp.	89,250	1,095,519
Kookmin Bank (a)	39,480	1,692,275
Korea Exchange Bank (a)	30,690	265,791
LG Electronics, Inc.	4,260	292,992
NCsoft Corp. (a)	3,690	269,965
Nong Shim Co. Ltd.	640	151,193
POSCO	1,930	350,653
S-Oil Corp.	15,220	978,587
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	7,297	$ 3,518,764
Shinhan Financial Group Co. Ltd.	13,960	350,190
Shinsegae Co. Ltd.	1,240	347,901
SK Corp.	4,950	262,810
TOTAL KOREA (SOUTH)		12,275,861
Malaysia - 4.2%
British American Tobacco (Malaysia) BHD	45,100	563,750
IOI Corp. BHD	60,000	146,842
Malayan Banking BHD	144,700	468,371
Malaysian International Shipping Corp. BHD (For. Reg.)	69,500	281,658
Public Bank BHD (For. Reg.)	91,225	193,253
Telekom Malaysia BHD	71,200	206,105
Tenaga Nasional BHD	85,200	239,905
TOTAL MALAYSIA		2,099,884
Philippines - 0.8%
Philippine Long Distance Telephone Co. (a)	15,370	397,644
Singapore - 8.9%
CapitaLand Ltd.	422,000	590,228
DBS Group Holdings Ltd.	102,000	984,303
HTL International Holdings Ltd.	29,000	25,328
Keppel Corp. Ltd.	85,000	477,616
MobileOne Ltd.	201,810	224,329
Oversea-Chinese Banking Corp. Ltd.	20,000	167,349
Parkway Holdings Ltd.	233,000	223,423
SIA Engineering Co. Ltd.	261,000	377,799
Singapore Petroleum Co. Ltd.	175,000	461,736
United Overseas Bank Ltd.	103,000	874,427
TOTAL SINGAPORE		4,406,538
Taiwan - 11.2%
Acer, Inc.	342,000	536,471
Advantech Co. Ltd.	193,000	445,035
Cathay Financial Holding Co. Ltd.	219,000	429,412
Chinatrust Financial Holding Co.	489,484	548,222
Chunghwa Telecom Co. Ltd.	72,000	144,565
Far EasTone Telecommunications Co. Ltd.	395,800	453,230
Formosa Chemicals & Fibre Corp.	247,000	453,318
Formosa Plastics Corp.	208,000	362,165
Fubon Financial Holding Co. Ltd.	316,000	315,256
Min Aik Technology Co. Ltd.	202,000	408,753
Common Stocks - continued
	Shares	Value
Taiwan - continued
Pihsiang Machinery Manufacturing Co.	162,000	$ 358,306
Taishin Financial Holdings Co. Ltd.	977,000	879,683
Yuen Foong Yu Paper Manufacturing Co.	424,000	218,152
TOTAL TAIWAN		5,552,568
Thailand - 5.3%
AAPICO Hitech PCL unit	167,100	156,047
Advanced Info Service PCL (For. Reg.)	91,400	251,320
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	329,193
Krung Thai Bank Public Co. Ltd.	526,100	139,202
PTT Exploration & Production PCL (For. Reg.)	26,900	200,965
PTT PCL (For. Reg.)	61,000	291,154
Shin Corp. PCL (For. Reg.)	129,900	146,580
Siam Cement PCL (For. Reg.)	38,600	268,348
Sino Thai Engineering & Construction PCL (For. Reg.)	528,300	167,192
Thai Oil PCL (a)	371,800	501,520
TPI Polene PCL (a)	221,700	194,095
True Corp. PCL rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		2,645,616
United Kingdom - 1.9%
HSBC Holdings PLC (Hong Kong) (Reg.)	56,176	932,859
TOTAL COMMON STOCKS (Cost $38,702,998)		46,879,036
Nonconvertible Preferred Stocks - 3.1%

Korea (South) - 3.1%
Hyundai Motor Co. (Cost $1,078,005)	47,300	1,545,947
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.31% (b) (Cost $1,019,699)	1,019,699	1,019,699
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (Cost $32,000)	32,002	$ 32,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $40,832,702)		49,476,682
NET OTHER ASSETS - 0.5%		264,075
NET ASSETS - 100%		$ 49,740,757
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $40,842,055. Net unrealized appreciation aggregated $8,634,627, of which $9,028,870 related to appreciated investment securities and $394,243 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AEUR-QTLY-0305

1.813041.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Belgium - 1.6%
Belgacom SA	2,500	$ 103,262
Fortis	9,600	259,012
TOTAL BELGIUM		362,274
Canada - 1.5%
Eldorado Gold Corp. (a)	57,400	154,479
Telesystem International Wireless, Inc. (a)	14,100	199,960
TOTAL CANADA		354,439
Denmark - 1.9%
Coloplast AS Series B	2,700	143,295
Novo Nordisk AS Series B	3,100	165,067
TDC AS	3,500	145,292
TOTAL DENMARK		453,654
Finland - 2.5%
F-Secure Oyj (a)	41,900	91,203
Kemira GrowHow Oyj	42,762	318,810
Nokia Corp. sponsored ADR	11,400	174,192
TOTAL FINLAND		584,205
France - 8.7%
Alcatel SA (RFD) (a)	6,100	87,352
BNP Paribas SA	3,400	245,287
France Telecom SA	4,296	134,723
Michelin SA (Compagnie Generale des Etablissements) Series B	5,200	336,376
Pernod-Ricard	1,325	187,553
Renault SA	1,300	106,240
Rhodia SA (a)	73,300	166,238
Total SA sponsored ADR	7,000	752,850
TOTAL FRANCE		2,016,619
Germany - 8.5%
Adidas-Salomon AG	900	134,726
BASF AG	3,200	219,552
Bayer AG	9,200	311,144
Bilfinger & Berger Bau AG	5,700	259,285
DAB Bank AG (a)	17,765	132,909
Deutsche Boerse AG	4,055	252,108
Deutsche Telekom AG (Reg.) (a)	7,000	151,410
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	2,700	$ 241,353
Linde AG	4,300	272,833
TOTAL GERMANY		1,975,320
Greece - 2.8%
Alpha Bank AE	7,200	242,870
Hellenic Petroleum SA	36,340	409,238
TOTAL GREECE		652,108
Ireland - 0.6%
C&C Group PLC	32,600	137,670
Israel - 0.6%
Emblaze Ltd. (a)	37,400	128,904
Italy - 7.9%
Banca Fideuram Spa	21,300	115,991
Banca Intesa Spa	47,405	220,088
Bulgari Spa	27,538	338,902
e.Biscom Spa (a)	13,327	645,311
ENI Spa	16,400	400,816
Mediolanum Spa	15,300	113,211
TOTAL ITALY		1,834,319
Luxembourg - 1.4%
Millicom International Cellular SA unit (a)	15,386	319,170
Netherlands - 6.3%
Aegon NV	17,500	237,219
Akzo Nobel NV sponsored ADR	3,400	141,678
Completel Europe NV (a)	3,529	151,560
ING Groep NV (Certificaten Van Aandelen)	9,630	277,922
Koninklijke Philips Electronics NV (NY Shares)	5,900	153,872
Royal Dutch Petroleum Co. (Hague Registry)	8,500	496,995
TOTAL NETHERLANDS		1,459,246
Norway - 3.8%
TANDBERG Television ASA (a)	85,600	880,997
Poland - 0.4%
Polski Koncern Naftowy Orlen SA	8,100	98,723
Portugal - 0.3%
PT Multimedia SGPS SA	3,100	80,932
Russia - 1.0%
Mobile TeleSystems OJSC sponsored ADR	6,700	241,066
Common Stocks - continued
	Shares	Value
South Africa - 0.8%
Steinhoff International Holdings Ltd.	82,400	$ 182,118
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA	20,600	347,522
Banco Santander Central Hispano SA	17,300	204,659
Telefonica SA sponsored ADR	7,100	387,021
TOTAL SPAIN		939,202
Sweden - 1.3%
Modern Times Group AB (MTG) (B Shares) (a)	3,000	79,829
Skandia Foersaekrings AB	45,300	234,604
TOTAL SWEDEN		314,433
Switzerland - 11.4%
ABB Ltd. (Reg.) (a)	33,075	181,934
Actelion Ltd. (Reg.) (a)	1,812	171,911
Baloise Holdings AG (Reg.)	3,292	154,916
Compagnie Financiere Richemont unit	5,859	183,317
Credit Suisse Group (Reg.)	6,856	276,502
Julius Baer Holding AG (Bearer)	1,210	423,111
Phonak Holding AG	5,819	195,769
Roche Holding AG (participation certificate)	3,499	372,575
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	135	95,435
Swiss Life Holding (a)	767	115,152
Syngenta AG (Switzerland)	1,145	123,172
UBS AG (NY Shares)	4,300	349,934
TOTAL SWITZERLAND		2,643,728
Turkey - 7.0%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	39,960	213,938
Petkim Petrokimya Holding AS (a)	19,938	126,152
Petrol Ofisi AS (a)	31,374	126,859
Turk Hava Yollari AO (a)	20,000	112,317
Turkcell Iletisim Hizmet AS sponsored ADR	40,176	719,954
Turkiye Garanti Bankasi AS	52,836	211,661
Yapi ve Kredi Bankasi AS (a)	27,000	109,173
TOTAL TURKEY		1,620,054
United Kingdom - 18.9%
Amlin PLC	99,900	295,398
Axis Shield PLC (a)	19,200	92,573
BAE Systems PLC	33,200	153,508
BP PLC sponsored ADR	14,800	882,378
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BT Group PLC	86,900	$ 344,211
Chaucer Holdings PLC	125,300	126,255
Easynet Group PLC (a)	41,800	81,875
HSBC Holdings PLC sponsored ADR	2,100	174,363
Imperial Chemical Industries PLC	31,400	139,730
Invensys PLC (a)	348,900	128,138
ITV PLC	144,675	318,121
Maiden Group PLC	9,000	37,715
Next PLC	3,200	94,682
Royal Bank of Scotland Group PLC	7,400	245,433
Shell Transport & Trading Co. PLC ADR	6,100	321,958
Standard Chartered PLC	9,800	179,959
Ted Baker PLC	23,675	226,292
Vodafone Group PLC	157,400	408,925
William Hill PLC	13,600	148,691
TOTAL UNITED KINGDOM		4,400,205
United States of America - 0.5%
Telewest Global, Inc. (a)	7,339	123,662
TOTAL COMMON STOCKS (Cost $19,027,037)		21,803,048
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Porsche AG (non-vtg.) (Cost $72,965)	130	84,691
Money Market Funds - 6.6%
Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $1,538,849)	1,538,849	$ 1,538,849
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $20,638,851)		23,426,588
NET OTHER ASSETS - (0.7)%		(156,151)
NET ASSETS - 100%		$ 23,270,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $20,656,113. Net unrealized appreciation aggregated $2,770,475, of which $3,061,202 related to appreciated investment securities and $290,727 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AICAP-QTLY-0305

1.813045.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 2.3%
CSL Ltd.	661,839	$ 15,869,915
Bahamas (Nassau) - 0.7%
Kerzner International Ltd. (a)	85,000	5,128,050
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd. (a)	1,270,000	1,237,460
Brazil - 3.5%
Aracruz Celulose SA sponsored ADR	507,900	17,751,105
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	492,250	7,201,618
TOTAL BRAZIL		24,952,723
Canada - 3.3%
Canadian Natural Resources Ltd.	236,000	10,409,444
EnCana Corp.	218,200	12,898,072
TOTAL CANADA		23,307,516
Cayman Islands - 0.1%
Ctrip.com International Ltd. ADR (a)	18,900	778,661
Foxconn International Holdings Ltd. (a)	198,000	98,494
TOTAL CAYMAN ISLANDS		877,155
China - 2.0%
Global Bio-Chem Technology Group Co. Ltd.	9,816,000	6,984,596
People's Food Holdings Ltd.	5,793,000	5,130,306
Weichai Power Co. Ltd. (H Shares)	740,000	2,319,660
TOTAL CHINA		14,434,562
Denmark - 2.1%
Novo Nordisk AS Series B	277,900	14,797,450
Egypt - 0.3%
Orascom Telecom SAE GDR (a)	75,096	2,350,505
France - 12.2%
Alcatel SA (RFD) (a)	1,851,600	26,514,912
Pernod-Ricard	71,671	10,144,976
Societe Generale Series A	121,451	12,094,061
Technip-Coflexip SA	39,000	6,531,989
Thomson SA	593,500	15,053,631
Total SA Series B	72,057	15,499,461
TOTAL FRANCE		85,839,030
Germany - 6.6%
Allianz AG (Reg.)	43,900	5,204,092
Deutsche Telekom AG (Reg.) (a)	781,351	16,900,622
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement AG	151,982	$ 10,221,616
Siemens AG (Reg.)	179,600	14,262,036
TOTAL GERMANY		46,588,366
Greece - 1.0%
Public Power Corp. of Greece	229,000	6,679,951
Hong Kong - 3.2%
China Merchants Holdings International Co. Ltd.	2,236,000	4,400,418
Li & Fung Ltd.	2,316,000	3,815,535
Solomon Systech Ltd.	5,920,000	1,612,852
Techtronic Industries Co. Ltd.	5,791,000	12,955,756
TOTAL HONG KONG		22,784,561
India - 4.8%
Bank of Baroda	1,446,045	6,872,897
State Bank of India	1,274,407	20,496,214
Zee Telefilms Ltd.	1,933,046	6,853,909
TOTAL INDIA		34,223,020
Italy - 2.4%
Banca Intesa Spa	976,900	4,535,464
e.Biscom Spa (a)	65,400	3,166,754
ENI Spa	386,100	9,436,284
TOTAL ITALY		17,138,502
Japan - 11.8%
Aisin Seiki Co. Ltd.	166,800	3,943,643
Credit Saison Co. Ltd.	118,000	4,008,299
Don Quijote Co. Ltd.	70,100	3,842,393
Fast Retailing Co. Ltd.	70,800	4,816,791
Fuji Photo Film Co. Ltd.	74,100	2,690,571
Honda Motor Co. Ltd.	130,700	6,861,750
Hoya Corp.	50,300	5,179,262
JAFCO Co. Ltd.	105,200	7,106,393
Matsui Securities Co. Ltd.	109,100	3,884,960
Mitsui Trust Holdings, Inc.	452,000	4,780,622
Net One Systems Co. Ltd.	869	3,413,105
Nomura Holdings, Inc.	504,000	6,667,920
Sega Sammy Holdings, Inc. (a)	12,800	823,894
SKY Perfect Communications, Inc.	4,518	4,032,955
Common Stocks - continued
	Shares	Value
Japan - continued
Softbank Corp.	166,300	$ 7,863,643
Sumitomo Mitsui Financial Group, Inc.	1,891	13,248,405
TOTAL JAPAN		83,164,606
Korea (South) - 0.1%
Korea Exchange Bank (a)	105,990	917,926
Mexico - 0.5%
Grupo Mexico SA de CV Series B (a)	709,795	3,576,325
Netherlands - 6.6%
ASML Holding NV (a)	524,800	8,622,464
ASML Holding NV (NY Shares) (a)	1,481,000	24,332,830
ING Groep NV (Certificaten Van Aandelen)	300,100	8,660,886
QIAGEN NV (a)	444,600	4,783,896
TOTAL NETHERLANDS		46,400,076
Spain - 1.5%
Antena 3 Television SA (a)	32,000	2,450,392
Telefonica SA	448,800	8,154,696
TOTAL SPAIN		10,605,088
Sweden - 1.1%
Hennes & Mauritz AB (H&M) (B Shares)	233,150	7,688,390
Switzerland - 15.4%
ABB Ltd. (Reg.) (a)	1,770,522	9,739,025
Actelion Ltd. (Reg.) (a)	242,865	23,041,484
Credit Suisse Group (Reg.)	286,325	11,547,487
Julius Baer Holding AG (Bearer)	13,753	4,809,125
Nestle SA (Reg.)	26,877	7,052,966
Novartis AG (Reg.)	144,948	6,940,110
Phonak Holding AG	95,032	3,197,174
Roche Holding AG (participation certificate)	104,248	11,100,380
The Swatch Group AG (Reg.)	347,337	9,772,003
UBS AG (Reg.)	263,622	21,453,558
TOTAL SWITZERLAND		108,653,312
Taiwan - 1.8%
ASUSTeK Computer, Inc.	1,380,000	3,723,294
Hon Hai Precision Industries Co. Ltd.	926,000	4,067,137
Optimax Technology Corp.	1,988,000	4,895,937
TOTAL TAIWAN		12,686,368
Common Stocks - continued
	Shares	Value
United Kingdom - 12.2%
BAE Systems PLC	1,130,061	$ 5,225,116
BHP Billiton PLC	513,000	6,347,830
BP PLC	710,100	7,056,027
British Airways PLC (a)	1,698,800	8,536,470
Capita Group PLC	715,781	4,832,945
HSBC Holdings PLC (United Kingdom) (Reg.)	633,100	10,513,259
Invensys PLC (a)	19,363,400	7,111,460
Kesa Electricals PLC	597,300	3,594,231
Man Group PLC	236,871	6,067,271
NDS Group PLC sponsored ADR (a)	13,700	485,939
Vodafone Group PLC	10,024,443	26,043,501
TOTAL UNITED KINGDOM		85,814,049
United States of America - 1.0%
NTL, Inc. (a)	105,320	7,164,920
TOTAL COMMON STOCKS (Cost $586,852,190)		682,879,826
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 2.31% (b)	42,079,577	42,079,577
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	40,269,802	40,269,802
TOTAL MONEY MARKET FUNDS (Cost $82,349,379)		82,349,379
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $669,201,569)		765,229,205
NET OTHER ASSETS - (8.3)%		(58,964,092)
NET ASSETS - 100%		$ 706,265,113
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $669,721,299. Net unrealized appreciation aggregated $95,507,906, of which $103,755,337 related to appreciated investment securities and $8,247,431 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Equity
Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AGLO-QTLY-0305

1.813039.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
Australia - 2.8%
Amcor Ltd.	1,900	$ 10,451
AMP Ltd.	15,000	88,670
Australia & New Zealand Banking Group Ltd.	7,409	118,189
Australian Gas Light Co.	1,053	11,217
Australian Stock Exchange Ltd.	1,000	16,208
AXA Asia Pacific Holdings Ltd.	16,600	53,758
BHP Billiton Ltd.	15,585	198,865
Billabong International Ltd.	4,000	37,343
Bradken Ltd.	4,500	10,110
Brambles Industries Ltd.	2,100	11,926
Coca-Cola Amatil Ltd.	2,442	14,852
Cochlear Ltd.	600	12,063
Commonwealth Bank of Australia	3,200	83,103
ConnectEast Group	44,747	26,001
CSL Ltd.	2,049	49,132
DCA Group Ltd.	2,000	5,206
Fosters Group Ltd.	10,100	40,768
Gunns Ltd.	8,608	30,211
Lion Nathan Ltd.	4,100	26,047
Macquarie Airports unit	10,200	27,342
National Australia Bank	1,000	22,960
Newcrest Mining Ltd.	3,300	43,566
Origin Energy Ltd.	2,046	11,048
Publishing & Broadcasting Ltd.	655	8,312
QBE Insurance Group Ltd.	3,708	43,810
Rinker Group Ltd.	784	6,803
Rio Tinto Ltd.	748	24,861
United Group Ltd.	1,100	6,136
Westfield Group unit	8,900	117,495
Westpac Banking Corp.	7,800	116,027
Woodside Petroleum Ltd.	2,700	43,196
Woolworths Ltd.	3,100	35,041
TOTAL AUSTRALIA		1,350,717
Belgium - 0.7%
Belgacom SA	3,100	128,045
Colruyt NV	700	117,697
Mobistar SA (a)	1,000	88,305
TOTAL BELGIUM		334,047
Bermuda - 0.8%
Accenture Ltd. Class A (a)	2,800	72,940
Common Stocks - continued
	Shares	Value
Bermuda - continued
Bunge Ltd.	2,000	$ 113,080
Marvell Technology Group Ltd. (a)	6,400	214,080
TOTAL BERMUDA		400,100
Canada - 2.3%
Alcan, Inc.	340	13,558
Algoma Steel, Inc. (a)	220	4,795
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	610	19,169
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	260	6,909
Astral Media, Inc. Class A (non-vtg.)	240	6,275
Bank of Montreal, Quebec	710	31,625
Bank of Nova Scotia	1,830	58,245
Barrick Gold Corp.	270	5,896
BCE, Inc.	660	15,736
Brascan Corp. Class A (ltd. vtg.)	765	26,031
Canadian Imperial Bank of Commerce	550	30,335
Canadian National Railway Co.	520	30,880
Canadian Natural Resources Ltd.	940	41,461
Canadian Tire Corp. Ltd. Class A (non vtg.)	350	14,575
Canfor Corp. (a)	1,280	16,038
Cardiome Pharma Corp. (a)	720	5,511
Cascades, Inc.	580	6,076
Cedara Software Corp. (a)	970	10,317
Ceramic Protection Corp. (a)	390	7,432
Chum Ltd. Class B (non-vtg.)	270	7,288
Cognos, Inc. (a)	130	5,368
Corby Distilleries Ltd. Class A	70	3,974
CryoCath Technologies, Inc. (a)	750	4,230
Cryptologic, Inc.	270	6,681
EnCana Corp.	774	45,752
Falconbridge Ltd.	590	14,467
Geac Computer Corp. Ltd. (a)	1,600	12,957
Gerdau AmeriSteel Corp. (a)	2,460	14,510
Great Canadian Gaming Corp. (a)	140	4,992
Great-West Lifeco, Inc.	160	3,578
GSI Lumonics, Inc. (a)	400	3,868
Home Capital Group, Inc.	230	6,116
Imperial Oil Ltd.	80	4,953
Industrial Alliance Life Insurance Co.	170	7,835
Inmet Mining Corp. (a)	920	13,551
International Forest Products (Interfor) Class A (a)	2,050	11,728
IPSCO, Inc.	500	23,557
Common Stocks - continued
	Shares	Value
Canada - continued
Leitch Technology Corp. (a)	920	$ 5,930
Loblaw Companies Ltd.	170	10,082
Manulife Financial Corp.	1,310	57,612
Mediagrif Interactive Technologies, Inc. (a)	230	1,825
Mullen Transportation, Inc.	120	5,647
National Bank of Canada	740	29,330
Noranda, Inc.	550	9,284
Nortel Networks Corp. (a)	1,770	5,753
NOVA Chemicals Corp.	450	20,298
Onex Corp. (sub. vtg.)	720	11,226
Paramount Resources Ltd. (a)	200	4,512
Pason Systems, Inc.	90	2,793
Petro-Canada	420	21,656
PetroKazakhstan, Inc. Class A	650	23,401
Placer Dome, Inc.	820	13,941
Potash Corp. of Saskatchewan	235	19,078
Power Corp. of Canada (sub. vtg.)	440	10,884
Power Financial Corp.	250	6,442
QLT, Inc. (a)	210	3,399
Reitmans Canada Ltd. Class A (non-vtg.)	640	14,280
Research In Motion Ltd. (a)	290	20,638
Rogers Communications, Inc. Class B (non-vtg.)	385	10,315
RONA, Inc. (a)	250	9,097
Royal Bank of Canada	620	31,523
Russel Metals, Inc.	1,110	13,908
Sherritt International Corp. (a)	940	7,385
Sierra Wireless, Inc. (a)	190	1,725
Sino-Forest Corp. (a)	2,210	7,390
Sleeman Breweries Ltd. (a)	80	982
Sun Life Financial, Inc.	770	24,911
Suncor Energy, Inc.	320	10,239
Talisman Energy, Inc.	820	24,447
Teck Cominco Ltd. Class B (sub. vtg.)	240	7,252
Telesystem International Wireless, Inc. (a)	740	10,494
TELUS Corp.	360	10,443
Toromont Industries Ltd.	200	3,602
Toronto-Dominion Bank	1,170	45,393
TSX Group, Inc.	295	13,810
Tundra Semiconductor Corp. Ltd. (a)	290	3,201
Tundra Semiconductor Corp. Ltd. (c)	100	1,104
TVA Group, Inc. Class B (non-vtg.)	340	5,753
Vitran Corp., Inc. (a)	350	5,189
Common Stocks - continued
	Shares	Value
Canada - continued
Wajax Ltd.	200	$ 2,143
West Fraser Timber Co. Ltd.	420	15,940
TOTAL CANADA		1,110,526
Cayman Islands - 2.6%
Ctrip.com International Ltd. ADR (a)	300	12,360
Noble Corp.	5,960	317,966
Seagate Technology	52,020	880,178
TOTAL CAYMAN ISLANDS		1,210,504
Denmark - 0.5%
Danske Bank AS	4,230	123,547
Novo Nordisk AS Series B	2,000	106,495
TOTAL DENMARK		230,042
Finland - 0.4%
Fortum Oyj	10,840	193,565
France - 3.5%
AXA SA	5,974	144,989
BNP Paribas SA	3,492	251,924
CNP Assurances	800	57,141
Credit Agricole SA	4,463	132,920
France Telecom SA	3,114	97,655
Societe Generale Series A	900	89,622
Suez SA (France)	2,800	75,326
Total SA Series B	2,225	478,598
Vivendi Universal SA (a)	10,400	329,056
TOTAL FRANCE		1,657,231
Germany - 2.5%
Allianz AG (Reg.)	2,100	248,943
Continental AG	2,200	152,693
Deutsche Boerse AG	2,177	135,349
Deutsche Telekom AG (Reg.) (a)	12,000	259,560
E.ON AG	2,500	223,475
Merck KGaA	1,100	72,949
RWE AG	1,300	74,944
Siemens AG (Reg.)	500	39,705
TOTAL GERMANY		1,207,618
Greece - 0.7%
Cosmote Mobile Telecommunications SA	4,900	92,862
Common Stocks - continued
	Shares	Value
Greece - continued
EFG Eurobank Ergasias SA	3,500	$ 112,861
Greek Organization of Football Prognostics SA	4,700	125,828
TOTAL GREECE		331,551
Hong Kong - 0.7%
Cafe de Coral Holdings Ltd.	6,000	6,654
Cheung Kong Holdings Ltd.	5,000	45,834
China Mobile (Hong Kong) Ltd.	6,500	20,462
Esprit Holdings Ltd.	5,000	28,911
Henderson Land Development Co. Ltd.	5,000	23,718
Hong Kong & China Gas Co. Ltd.	17,400	36,139
Hysan Development Co. Ltd.	9,000	17,193
Jardine Matheson Holdings Ltd.	1,000	16,400
JCG Holdings Ltd.	4,000	3,949
Li & Fung Ltd.	20,000	32,949
Sun Hung Kai Properties Ltd.	3,000	27,789
Swire Pacific Ltd. (A Shares)	2,500	19,632
Television Broadcasts Ltd.	4,000	18,975
Wharf Holdings Ltd.	9,000	29,077
Wing Hang Bank Ltd.	2,000	12,769
TOTAL HONG KONG		340,451
Ireland - 0.4%
CRH PLC	6,327	167,076
Italy - 1.7%
Autostrade Spa	5,440	156,913
Banca Intesa Spa	13,109	60,861
Banco Popolare di Verona e Novara	8,190	157,315
ENI Spa	12,411	303,325
Lottomatica Spa New	1,300	48,732
Riunione Adriatica di Sicurta Spa (RAS)	2,815	63,559
TOTAL ITALY		790,705
Japan - 11.2%
Acom Co. Ltd.	410	28,804
Advantest Corp.	500	41,785
Aeon Co. Ltd.	2,900	48,695
Aisin Seiki Co. Ltd.	1,900	44,922
Ajinomoto Co., Inc.	1,000	12,101
Arisawa Manufacturing Co. Ltd.	300	12,275
Asahi Denka Co. Ltd.	1,000	10,856
Asahi Glass Co. Ltd.	7,000	73,766
Common Stocks - continued
	Shares	Value
Japan - continued
Bridgestone Corp.	4,000	$ 78,552
Canon, Inc.	1,300	68,354
Central Glass Co. Ltd.	2,000	14,147
Citizen Watch Co. Ltd.	2,000	18,142
Culture Convenience Club Co. Ltd.	900	11,482
Cyber Agent Ltd.	4	17,139
Dai Nippon Printing Co. Ltd.	2,000	31,537
Daicel Chemical Industries Ltd.	2,000	10,712
Dainippon Ink & Chemicals, Inc.	4,000	10,036
Dainippon Screen Manufacturing Co. Ltd.	3,000	18,789
Daiwa House Industry Co. Ltd.	2,000	23,103
Daiwa Securities Group, Inc.	6,000	40,647
Denki Kagaku Kogyo KK	5,000	16,791
Denso Corp.	2,100	54,514
Don Quijote Co. Ltd.	400	21,925
East Japan Railway Co.	13	70,128
FamilyMart Co. Ltd.	1,100	35,349
Fanuc Ltd.	400	26,982
Fast Retailing Co. Ltd.	800	54,427
Fuji Photo Film Co. Ltd.	3,400	123,454
Fuji Television Network, Inc.	22	48,193
Fujikura Ltd.	6,000	26,750
Fujitsu Ltd.	11,000	63,904
Funai Electric Co. Ltd.	200	22,967
Hamamatsu Photonics K.K.	600	13,607
Hitachi Cable Ltd.	5,000	22,823
Hitachi Chemical Co. Ltd.	1,600	27,345
Hitachi Information Systems Co. Ltd.	400	10,519
Hitachi Software Engineerng Co. Ltd.	700	13,456
Hokuto Corp.	700	12,375
Honda Motor Co. Ltd.	3,100	162,750
Isetan Co. Ltd.	800	9,488
Ito Yokado Ltd.	2,200	88,106
ITOCHU TECHNO-SCIENCE Corp. (CTC)	800	31,267
Izumi Co. Ltd.	600	13,433
JAFCO Co. Ltd.	600	40,531
JFE Holdings, Inc.	2,000	55,296
Js Group Corp.	1,400	25,480
JSR Corp.	1,400	29,723
Kamigumi Co. Ltd.	4,000	32,695
Kao Corp.	1,000	23,257
KDDI Corp.	5	25,525
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	100	$ 22,938
Konica Minolta Holdings, Inc.	3,500	43,908
Kyocera Corp.	500	36,170
Matsushita Electric Industrial Co. Ltd.	5,000	74,600
Meitec Corp.	800	29,568
Millea Holdings, Inc.	4	55,199
Mitsubishi Corp.	1,200	14,082
Mitsubishi Electric Corp.	9,000	44,294
Mitsubishi Estate Co. Ltd.	2,000	25,264
Mitsubishi Securities Co. Ltd.	4,000	38,794
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	9	85,680
Mitsui & Co. Ltd.	6,000	55,643
Mitsui Fudosan Co. Ltd.	4,000	49,718
Mitsui Mining & Smelting Co. Ltd.	6,000	28,256
Mitsui O.S.K. Lines Ltd.	5,000	31,218
Mizuho Financial Group, Inc.	32	154,094
Murata Manufacturing Co. Ltd.	700	36,545
NGK Insulators Ltd.	6,000	60,622
NGK Spark Plug Co. Ltd.	5,000	50,470
Nintendo Co. Ltd.	800	90,634
Nippon Electric Glass Co. Ltd.	2,000	26,326
Nippon Electric Glass Co. Ltd. New (a)	2,000	26,249
Nippon Mining Holdings, Inc.	2,000	10,113
Nippon Paper Group, Inc.	4	17,255
Nippon Sheet Glass Co. Ltd.	3,000	12,970
Nippon Steel Corp.	16,000	38,910
Nippon Television Network Corp.	180	27,845
Nishimatsuya Chain Co. Ltd.	800	29,491
Nitto Denko Corp.	1,300	69,124
NOK Corp.	2,100	60,188
Nomura Holdings, Inc.	3,000	39,690
Nomura Research Institute Ltd.	300	29,674
NTT Data Corp.	8	27,561
Oji Paper Co. Ltd.	3,000	16,907
Olympus Corp.	2,000	41,689
ORIX Corp.	200	26,422
Ricoh Co. Ltd.	3,000	52,951
Rohm Co. Ltd.	1,200	109,201
Sanden Corp.	5,000	29,674
Sanken Electric Co. Ltd.	3,000	36,825
Sankyo Co. Ltd. (Gunma)	400	21,616
Seiko Epson Corp.	600	24,840
Common Stocks - continued
	Shares	Value
Japan - continued
Seven Eleven Japan Co. Ltd.	1,000	$ 30,302
SFCG Co. Ltd.	160	40,021
Sharp Corp.	2,000	30,630
Shin-Etsu Chemical Co. Ltd.	800	31,653
SMC Corp.	300	35,030
Softbank Corp.	800	37,829
Sompo Japan Insurance, Inc.	3,000	29,414
Stanley Electric Co. Ltd.	3,200	48,822
Sumitomo Chemical Co. Ltd.	11,000	56,897
Sumitomo Corp.	9,000	77,124
Sumitomo Electric Industries Ltd.	8,000	87,392
Sumitomo Metal Mining Co. Ltd.	2,000	13,742
Sumitomo Mitsui Financial Group, Inc.	16	112,096
Sumitomo Realty & Development Co. Ltd.	3,000	41,920
Suzuki Motor Corp.	1,800	32,899
Taiyo Yuden Co. Ltd.	2,000	21,173
Takeda Pharamaceutical Co. Ltd.	600	28,487
Teijin Ltd.	12,000	49,679
Tokyo Broadcasting System, Inc.	2,800	46,691
Tokyo Electric Power Co.	2,300	54,823
Tokyo Electron Ltd.	500	29,144
Tokyu Corp.	5,000	27,551
Toray Industries, Inc.	8,000	37,288
Toshiba Machine Co. Ltd.	7,000	33,641
Toyota Motor Corp.	7,300	285,394
Toyota Tsusho Corp.	1,000	15,489
UFJ Holdings, Inc. (a)	26	155,310
Yamaha Corp.	800	12,206
Yamaha Motor Co. Ltd.	3,600	59,094
Yamanouchi Pharmaceutical Co. Ltd.	500	18,191
Yamato Transport Co. Ltd.	4,000	59,870
Yokogawa Electric Corp.	3,000	39,633
TOTAL JAPAN		5,301,557
Liberia - 0.3%
Royal Caribbean Cruises Ltd.	2,700	143,100
Luxembourg - 0.1%
SES Global unit	2,300	28,719
Marshall Islands - 0.1%
Teekay Shipping Corp.	1,100	48,807
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen)	9,010	260,029
Common Stocks - continued
	Shares	Value
Netherlands - continued
James Hardie Industries NV	2,000	$ 10,692
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	8,200	314,010
Rodamco Europe NV	800	60,634
TOTAL NETHERLANDS		645,365
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	2,200	149,688
New Zealand - 0.2%
Carter Holt Harvey Ltd.	7,700	11,924
Fisher & Paykel Healthcare Corp.	5,800	13,019
Independent Newspapers Ltd.	800	3,239
Sky City Entertainment Group Ltd.	3,800	13,929
Sky Network Television Ltd. (a)	1,000	4,397
Telecom Corp. of New Zealand Ltd.	7,217	31,710
Tenon Ltd. (PN)	2,300	3,545
TOTAL NEW ZEALAND		81,763
Norway - 0.2%
DnB NOR ASA	11,980	109,651
Papua New Guinea - 0.0%
Oil Search Ltd.	12,300	19,059
Singapore - 0.7%
CapitaLand Ltd.	3,000	4,196
City Developments Ltd.	4,000	16,735
City Developments Ltd. warrants 10/5/06 (a)	300	806
DBS Group Holdings Ltd.	7,000	67,550
Flextronics International Ltd. (a)	10,070	142,491
Fraser & Neave Ltd.	1,000	10,200
Keppel Corp. Ltd.	4,000	22,476
Singapore Exchange Ltd.	6,000	6,889
Singapore Post Ltd.	30,000	16,399
United Overseas Bank Ltd.	6,000	50,938
Yellow Pages (Singapore) Ltd.	11,000	14,176
TOTAL SINGAPORE		352,856
Spain - 2.5%
Actividades de Construccion y Servicios SA (ACS)	4,553	114,118
Altadis SA (Spain)	9,600	418,923
Banco Santander Central Hispano SA	7,100	83,993
Bankinter SA	1,100	56,633
Corporacion Mapfre SA (Reg.)	3,100	45,254
Gestevision Telecinco SA	2,700	58,418
Common Stocks - continued
	Shares	Value
Spain - continued
Sogecable SA (a)	2,350	$ 92,809
Telefonica SA	16,253	295,317
TOTAL SPAIN		1,165,465
Sweden - 1.8%
Gambro AB (A Shares)	2,942	43,142
Hennes & Mauritz AB (H&M) (B Shares)	6,101	201,188
Skandia Foersaekrings AB	35,735	185,068
Svenska Handelsbanken AB (A Shares)	5,178	122,600
Telefonaktiebolaget LM Ericsson (B Shares) (a)	110,111	322,956
TOTAL SWEDEN		874,954
Switzerland - 3.0%
Compagnie Financiere Richemont unit	3,017	94,396
Credit Suisse Group (Reg.)	6,047	243,876
Nestle SA (Reg.)	656	172,145
Novartis AG (Reg.)	7,679	367,671
Roche Holding AG (participation certificate)	2,842	302,618
UBS AG (Reg.)	2,947	239,827
TOTAL SWITZERLAND		1,420,533
United Kingdom - 10.3%
3i Group PLC	20,120	264,879
Anglo American PLC (United Kingdom)	2,157	50,050
AstraZeneca PLC (Sweden)	4,587	172,589
Aviva PLC	9,700	116,008
BAE Systems PLC	22,500	104,034
Barclays PLC	14,070	155,298
BG Group PLC	30,590	208,416
BP PLC	55,700	553,472
British American Tobacco PLC	2,900	50,504
British Land Co. PLC	9,000	145,945
British Sky Broadcasting Group PLC (BSkyB)	7,000	74,488
BT Group PLC	18,100	71,694
Carnival PLC	3,600	215,883
GlaxoSmithKline PLC	13,831	308,224
HSBC Holdings PLC:
(Hong Kong) (Reg.)	5,444	90,403
(United Kingdom) (Reg.)	24,540	407,511
ITV PLC	23,269	51,165
Kesa Electricals PLC	9,236	55,577
Man Group PLC	4,850	124,229
Prudential PLC	11,421	98,947
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reuters Group PLC	14,700	$ 110,259
Royal Bank of Scotland Group PLC	3,300	109,450
Scottish & Southern Energy PLC	7,100	118,945
Shell Transport & Trading Co. PLC (Reg.)	49,590	436,227
Standard Chartered PLC	5,200	95,488
Tesco PLC	23,600	137,012
United Business Media PLC	2,994	30,506
Vodafone Group PLC	184,464	479,237
Xstrata PLC	2,500	43,554
TOTAL UNITED KINGDOM		4,879,994
United States of America - 39.8%
Abbott Laboratories	2,990	134,610
AFLAC, Inc.	4,730	186,882
Agere Systems, Inc.:
Class A (a)	25,460	36,662
Class B (a)	33,597	48,380
Albany International Corp. Class A	3,480	118,842
Alcoa, Inc.	2,050	60,496
Altera Corp. (a)	22,000	422,400
American International Group, Inc.	2,020	133,906
Amphenol Corp. Class A	4,120	162,040
Analog Devices, Inc.	13,670	490,616
Apache Corp.	2,040	111,017
Apollo Investment Corp.	7,423	126,117
Aramark Corp. Class B	2,710	70,433
Avon Products, Inc.	980	41,376
Baker Hughes, Inc.	2,600	112,580
Bank of America Corp.	3,746	173,702
Barr Pharmaceuticals, Inc. (a)	2,250	106,988
BEA Systems, Inc. (a)	490	4,175
Becton, Dickinson & Co.	3,300	186,945
Biogen Idec, Inc. (a)	7,100	461,216
Biomet, Inc.	2,080	88,358
BJ Services Co.	1,800	86,490
Caterpillar, Inc.	960	85,536
Cendant Corp.	5,820	137,061
Centex Corp.	2,980	182,704
Charles Schwab Corp.	6,510	73,172
ChevronTexaco Corp.	4,720	256,768
Clear Channel Communications, Inc.	3,154	102,284
ConocoPhillips	1,190	110,420
Common Stocks - continued
	Shares	Value
United States of America - continued
Danaher Corp.	6,280	$ 344,646
Dean Foods Co. (a)	1,700	59,891
Dell, Inc. (a)	21,050	879,048
Dow Chemical Co.	5,020	249,494
Eagle Materials, Inc.	54	4,307
Eagle Materials, Inc. Class B	184	14,288
EMC Corp. (a)	46,620	610,722
Emulex Corp. (a)	10,500	171,885
ENSCO International, Inc.	3,270	111,932
Fannie Mae	1,480	95,578
FedEx Corp.	2,250	215,213
FirstEnergy Corp.	1,190	47,314
Freeport-McMoRan Copper & Gold, Inc. Class B	6,630	244,050
Freescale Semiconductor, Inc. Class B (a)	1,470	25,681
Genentech, Inc. (a)	10,240	488,550
Gillette Co.	5,730	290,626
Golden West Financial Corp., Delaware	2,020	130,532
Hartford Financial Services Group, Inc.	4,200	282,618
Herman Miller, Inc.	1,700	45,424
Home Depot, Inc.	1,190	49,099
Hudson Highland Group, Inc. (a)	207	6,042
Intel Corp.	14,540	326,423
Intersil Corp. Class A	640	9,491
J.P. Morgan Chase & Co.	2,580	96,311
Jabil Circuit, Inc. (a)	5,080	119,736
Johnson & Johnson	2,970	192,159
Juniper Networks, Inc. (a)	5,300	133,189
KB Home	420	45,633
KLA-Tencor Corp. (a)	8,640	399,600
Lattice Semiconductor Corp. (a)	960	4,310
Lennar Corp.:
Class A	2,220	125,363
Class B	2,096	108,594
Liberty Media International, Inc. Class A (a)	1,884	85,308
LSI Logic Corp. (a)	2,750	16,803
Lyondell Chemical Co.	8,855	260,514
Masco Corp.	1,510	55,568
Maytag Corp.	1,360	21,366
McDonald's Corp.	5,100	165,189
Medtronic, Inc.	3,390	177,941
Merrill Lynch & Co., Inc.	2,010	120,741
MetLife, Inc.	6,860	272,685
Common Stocks - continued
	Shares	Value
United States of America - continued
Mettler-Toledo International, Inc. (a)	2,550	$ 127,908
Micron Technology, Inc. (a)	3,670	38,205
Microsoft Corp.	18,520	486,706
Monsanto Co.	1,400	75,782
Monster Worldwide, Inc. (a)	4,370	136,737
Morgan Stanley	3,310	185,228
Motorola, Inc.	3,920	61,701
National Semiconductor Corp.	3,040	51,467
National-Oilwell, Inc. (a)	2,970	109,534
News Corp.:
Class A unit	1,024	17,224
Class B unit	2,011	35,353
Nextel Communications, Inc. Class A (a)	9,400	269,686
NIKE, Inc. Class B	960	83,165
Northrop Grumman Corp.	760	39,429
Peabody Energy Corp.	4,200	355,950
PepsiCo, Inc.	3,190	171,303
Perrigo Co.	3,780	64,827
Pfizer, Inc.	9,132	220,629
Phelps Dodge Corp.	2,530	243,639
PolyOne Corp. (a)	4,210	36,417
Pride International, Inc. (a)	2,730	63,855
Pulte Homes, Inc.	1,920	126,874
RealNetworks, Inc. (a)	3,190	19,363
SafeNet, Inc. (a)	2,100	71,274
SBC Communications, Inc.	5,600	133,056
St. Jude Medical, Inc. (a)	17,480	686,614
Stryker Corp.	4,360	214,250
Synthes, Inc.	1,056	120,970
Teradyne, Inc. (a)	10,720	150,402
Texas Instruments, Inc.	5,020	116,514
Time Warner, Inc. (a)	11,520	207,360
Transocean, Inc. (a)	2,000	88,000
Union Pacific Corp.	750	44,700
UnitedHealth Group, Inc.	3,060	272,034
Univision Communications, Inc. Class A (a)	20,570	561,767
VERITAS Software Corp. (a)	3,020	77,674
Viacom, Inc. Class B (non-vtg.)	5,101	190,471
Volterra Semiconductor Corp.	2,700	48,222
Wachovia Corp.	4,380	240,243
Wal-Mart Stores, Inc.	1,550	81,220
Waste Management, Inc.	4,510	130,790
Common Stocks - continued
	Shares	Value
United States of America - continued
Weatherford International Ltd. (a)	5,750	$ 312,053
Wells Fargo & Co.	1,000	61,300
Whole Foods Market, Inc.	510	45,604
Wyeth	1,970	78,071
Xilinx, Inc.	1,010	29,482
Zimmer Holdings, Inc. (a)	6,580	518,833
TOTAL UNITED STATES OF AMERICA		18,917,926
TOTAL COMMON STOCKS (Cost $37,022,411)		43,463,570
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.3%
Fresenius AG	1,100	111,617
Fresenius Medical Care AG	330	19,183
TOTAL GERMANY		130,800
Italy - 0.4%
Telecom Italia Spa (Risp)	63,770	204,470
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $195,840)		335,270
Government Obligations - 0.4%
Principal Amount
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.21% to 2.35% 3/10/05 to 4/14/05 (d) (Cost $174,295)	$ 175,000	174,306
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $3,529,887)	3,529,887	$ 3,529,887
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $40,922,433)		47,503,033
NET OTHER ASSETS - 0.0%		(2,734)
NET ASSETS - 100%		$ 47,500,299
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 S&P 500 E-Mini Index Contracts	March 2005	$ 2,599,740	$ (35,076)

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,104 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $124,504.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $41,018,404. Net unrealized appreciation aggregated $6,484,629, of which $7,965,235 related to appreciated investment securities and $1,480,606 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Latin America
Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

ALAF-QTLY-0305

1.813051.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 0.9%
Grupo Financiero Galicia SA sponsored ADR (a)	4,200	$ 36,162
Inversiones y Representaciones SA sponsored GDR (a)	4,418	54,076
Telecom Argentina SA sponsored ADR (a)	7,600	85,728
TOTAL ARGENTINA		175,966
Brazil - 51.1%
Aracruz Celulose SA sponsored ADR	4,104	143,435
Banco Bradesco SA:
rights 1/27/05 (a)	374	3,555
(PN)	10,140	251,868
sponsored ADR (non-vtg.)	10,500	258,300
Banco do Brasil SA	7,800	92,387
Banco Itau Holding Financeira SA:
(PN)	4,379	654,634
sponsored ADR (non-vtg.)	600	44,904
Bradespar SA	2,800	96,435
Brasil Telecom Participacoes SA	9,138,700	90,904
Braskem SA Series A (a)	3,800,000	169,112
Caemi Mineracao E Metalurgia SA (PN) (a)	395,000	364,900
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	7,512,100	94,448
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	2,600	57,382
Companhia de Bebidas das Americas (AmBev) sponsored ADR	11,000	280,500
Companhia Energetica Minas Gerais (CEMIG) (PN)	8,789,179	194,731
Companhia Paranaense de Energia-Copel sponsored ADR	8,500	37,995
Companhia Vale do Rio Doce:
(PN-A)	8,400	208,648
sponsored:
ADR	30,300	916,575
ADR (non-vtg.)	15,900	400,044
Compania de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	6,600	87,054
Diagnosticos da America SA	10,000	103,496
Eletropaulo Metropolitana SA (a)	1,493,500	36,364
Embraer - Empresa Brasileira de Aeronautica SA	12,400	65,974
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6,640	211,484
Gerdau SA	4,200	61,564
Gerdau SA sponsored ADR	12,490	210,457
Itausa Investimentos Itau SA	23,000	39,762
Natura Cosmeticos SA	4,500	110,223
Petroleo Brasileiro SA Petrobras:
(PN)	12,500	447,045
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA Petrobras: - continued
sponsored:
ADR	17,500	$ 711,375
ADR (non-vtg.)	22,700	813,795
Ripasa SA Celulose E Papel (PN)	24,800	36,599
Sadia SA	39,800	76,738
Siderurgica Nacional Compania ADR	14,700	297,675
Suzano Bahia Sul Papel e Celulose SA	10,601	49,982
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.) (a)	5,216	51,378
Tele Leste Celular Participacoes SA sponsored ADR (non-vtg.) (a)	72	649
Tele Norte Leste Participacoes SA	5,200	90,374
Tele Norte Leste Participacoes SA ADR (non-vtg.)	22,168	319,441
Telebras sponsored ADR	6,600	183,546
Telemar Norte Leste SA (PN-A)	2,652	60,180
Telesp Celular Participacoes SA ADR (a)	15,500	96,100
TIM Participacoes SA sponsored ADR (non-vtg.)	3,683	52,593
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,100	280,189
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	26,500	543,449
Votorantim Celulose e Papel SA:
(PN)	3,280	47,777
sponsored ADR (non-vtg.)	6,750	98,753
TOTAL BRAZIL		9,544,773
Chile - 3.7%
Banco Santander Chile sponsored ADR	3,856	124,742
Compania Acero del Pacifico SA	6,600	56,717
CorpBanca SA ADR (a)	2,400	63,816
Empresa Nacional de Electricidad SA sponsored ADR	8,900	152,635
Enersis SA sponsored ADR (a)	22,425	179,624
Sociedad Quimica y Minera de Chile SA (SQM) sponsored ADR	1,100	66,110
Vina Concha y Toro SA sponsored ADR	594	42,174
TOTAL CHILE		685,818
Luxembourg - 1.5%
Tenaris SA sponsored ADR	5,684	280,221
Mexico - 39.2%
Alfa SA de CV Series A	29,500	151,747
America Movil SA de CV sponsored ADR	32,000	1,697,919
America Telecom SA de CV Series A1 (a)	30,000	87,520
Cemex SA de CV sponsored ADR	26,063	976,841
Common Stocks - continued
	Shares	Value
Mexico - continued
Consorcio ARA SA de CV (a)	27,500	$ 100,203
Corporacion Geo SA de CV Series B (a)	42,000	100,874
Fomento Economico Mexicano SA de CV sponsored ADR	8,021	431,209
Gruma SA de CV Class B	22,200	52,823
Grupo Aeroportuario del Sureste SA de CV Series B ADR	1,900	50,559
Grupo Bimbo SA de CV Series A	25,600	71,481
Grupo Financiero Banorte SA de CV Series O	29,400	189,061
Grupo Financiero Inbursa SA de CV Series O	65,075	130,595
Grupo Mexico SA de CV Series B (a)	39,751	200,287
Grupo Modelo SA de CV Series C	62,200	167,897
Grupo Televisa SA de CV sponsored ADR	12,439	731,786
Industrias Penoles SA de CV	8,300	43,533
Telefonos de Mexico SA de CV sponsored ADR	39,401	1,467,687
TV Azteca SA de CV sponsored ADR	5,600	51,800
Urbi, Desarrollos Urbanos, SA de CV	17,100	92,454
Wal-Mart de Mexico SA de CV Series V	154,039	531,551
TOTAL MEXICO		7,327,827
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	8,345	177,498
United Kingdom - 0.4%
Antofagasta PLC	3,500	80,421
TOTAL COMMON STOCKS (Cost $13,308,635)		18,272,524
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 2.31% (b) (Cost $593,748)	593,748	593,748
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $13,902,383)		18,866,272
NET OTHER ASSETS - (0.9)%		(169,942)
NET ASSETS - 100%		$ 18,696,330
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $13,932,230. Net unrealized appreciation aggregated $4,934,042, of which $5,007,572 related to appreciated investment securities and $73,530 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AKOR-QTLY-0305

1.813048.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 3.6%
Hankook Tire Co. Ltd.	27,420	$ 316,539
Hyundai Mobis	5,550	379,011
		695,550
Automobiles - 4.2%
Hyundai Motor Co.	14,190	804,538
Household Durables - 4.9%
LG Electronics, Inc.	13,600	935,373
Multiline Retail - 0.7%
Hyundai Department Store Co. Ltd.	3,620	133,303
TOTAL CONSUMER DISCRETIONARY		2,568,764
CONSUMER STAPLES - 7.6%
Beverages - 1.5%
Lotte Chilsung Beverage Co. Ltd.	320	280,565
Food & Staples Retailing - 3.3%
Shinsegae Co. Ltd.	2,260	634,077
Food Products - 2.0%
Nong Shim Co. Ltd.	1,606	379,401
Personal Products - 0.8%
AmorePacific Corp.	690	149,898
TOTAL CONSUMER STAPLES		1,443,941
ENERGY - 5.3%
Oil & Gas - 5.3%
S-Oil Corp.	7,100	456,503
SK Corp.	10,540	559,601
		1,016,104
FINANCIALS - 16.8%
Commercial Banks - 14.6%
Hana Bank	26,610	706,403
Kookmin Bank (a)	16,600	711,544
Shinhan Financial Group Co. Ltd.	43,182	1,083,231
Woori Finance Holdings Co. Ltd.	32,220	290,341
		2,791,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.2%
Samsung Fire & Marine Insurance Co. Ltd.	5,410	$ 421,627
TOTAL FINANCIALS		3,213,146
INDUSTRIALS - 11.1%
Commercial Services & Supplies - 1.6%
INSUN ENT Co. Ltd.	14,575	299,593
Construction & Engineering - 2.1%
Doosan Heavy Industries & Construction Co. Ltd.	6,520	74,950
LG Engineering & Construction Co. Ltd.	11,390	317,344
		392,294
Electrical Equipment - 0.0%
Kumho Electric Co. Ltd.	48	2,001
Industrial Conglomerates - 2.0%
LG Corp.	19,500	379,932
Machinery - 2.8%
Hyundai Mipo Dockyard Co. Ltd. (a)	11,110	540,077
Marine - 2.6%
Hanjin Shipping Co. Ltd.	21,190	464,467
Hyundai Merchant Marine Co. Ltd. (a)	2,600	38,626
		503,093
TOTAL INDUSTRIALS		2,116,990
INFORMATION TECHNOLOGY - 26.4%
Electronic Equipment & Instruments - 8.8%
Dae Duck Electronics Co. Ltd.	14,420	117,158
INTOPS Co. Ltd.	8,125	144,849
Jahwa Electronics Co. Ltd.	27,100	306,244
LG.Philips LCD Co. Ltd.	10,510	454,597
LG.Philips LCD Co. Ltd. ADR	13,900	300,240
Samsung SDI Co. Ltd.	3,360	366,605
		1,689,693
Internet Software & Services - 1.0%
YBM Sisa.com, Inc.	17,520	182,624
Semiconductors & Semiconductor Equipment - 14.5%
Samsung Electronics Co. Ltd.	5,740	2,767,947
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.1%
NCsoft Corp. (a)	5,630	$ 411,898
TOTAL INFORMATION TECHNOLOGY		5,052,162
MATERIALS - 4.9%
Chemicals - 0.7%
Honam Petrochemical Corp.	2,760	127,716
Metals & Mining - 4.2%
POSCO	4,460	810,317
TOTAL MATERIALS		938,033
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.9%
KT Corp.	5,080	206,615
Lightron Fiber-Optic Devices, Inc.	13,636	164,721
		371,336
Wireless Telecommunication Services - 4.1%
SK Telecom Co. Ltd.	4,490	782,961
TOTAL TELECOMMUNICATION SERVICES		1,154,297
UTILITIES - 2.3%
Electric Utilities - 0.6%
Korea Electric Power Corp.	4,000	108,329
Gas Utilities - 1.7%
Korea Gas Corp.	11,140	322,317
TOTAL UTILITIES		430,646
TOTAL COMMON STOCKS (Cost $12,143,626)		17,934,083
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $317,101)	317,101	$ 317,101
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $12,460,727)		18,251,184
NET OTHER ASSETS - 4.6%		872,778
NET ASSETS - 100%		$ 19,123,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $12,491,206. Net unrealized appreciation aggregated $5,759,978, of which $5,901,039 related to appreciated investment securities and $141,061 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AJAF-QTLY-0305

1.813049.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 32.8%
Auto Components - 8.2%
Aisin Seiki Co. Ltd.	40,300	$ 952,811
Bridgestone Corp.	46,000	903,353
Exedy Corp.	21,900	397,106
Musashi Seimitsu Industry Co. Ltd.	27,000	667,021
NOK Corp.	33,700	965,877
Sanden Corp.	113,000	670,639
Stanley Electric Co. Ltd.	72,100	1,100,025
Sumitomo Rubber Industries Ltd.	90,000	855,489
		6,512,321
Automobiles - 4.2%
Honda Motor Co. Ltd.	11,500	603,750
Toyota Motor Corp.	70,100	2,740,555
		3,344,305
Distributors - 0.7%
Crymson Co. Ltd.	146	346,596
Doshisha Co. Ltd.	8,600	259,764
		606,360
Hotels, Restaurants & Leisure - 1.4%
H.I.S. Co. Ltd.	51,050	1,113,370
Household Durables - 4.8%
Arnest One Corp.	14,500	375,706
Casio Computer Co. Ltd.	22,700	317,855
D&M Holdings, Inc. (a)	139,000	334,002
Sanko Soflan Co., Inc.	106,000	638,302
Sharp Corp.	44,000	673,853
Sony Corp.	21,700	803,334
Sumitomo Forestry Co. Ltd.	64,000	648,492
		3,791,544
Leisure Equipment & Products - 5.4%
Aruze Corp.	38,100	941,240
Core Logic, Inc.	6,500	272,918
Fuji Photo Film Co. Ltd.	18,200	660,842
Mars Engineering Corp.	23,000	861,182
Sankyo Co. Ltd. (Gunma)	9,900	535,006
Sega Sammy Holdings, Inc. (a)	15,800	1,016,994
		4,288,182
Media - 2.3%
Amuse, Inc.	16,100	357,346
Bandai Visual Co. Ltd.	124	374,543
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Kadokawa Holdings, Inc.	9,500	$ 358,456
Opt, Inc.	61	418,538
SKY Perfect Communications, Inc.	350	312,425
		1,821,308
Multiline Retail - 1.3%
Don Quijote Co. Ltd.	7,800	427,542
Thanks Japan Corp.	94,200	593,608
		1,021,150
Specialty Retail - 4.5%
Hikari Tsushin, Inc.	14,200	1,138,741
Honeys Co. Ltd.	6,100	240,174
Nishimatsuya Chain Co. Ltd.	16,500	608,251
USS Co. Ltd.	10,010	827,848
Xebio Co. Ltd.	12,300	362,027
Yamada Denki Co. Ltd.	10,800	454,408
		3,631,449
TOTAL CONSUMER DISCRETIONARY		26,129,989
CONSUMER STAPLES - 3.7%
Beverages - 1.9%
Asahi Breweries Ltd.	43,300	540,284
Kirin Beverage Corp.	17,800	412,256
Takara Holdings, Inc.	68,000	581,404
		1,533,944
Food & Staples Retailing - 1.0%
Create SD Co. Ltd.	2,000	103,450
Kura Corp. Ltd.	59	182,196
Seiyu Ltd. (a)	214,000	489,438
		775,084
Food Products - 0.8%
Hokuto Corp.	600	10,607
Kibun Food Chemifa Co. Ltd.	14,700	349,679
Warabeya Nichiyo Co. Ltd.	11,700	265,896
		626,182
TOTAL CONSUMER STAPLES		2,935,210
Common Stocks - continued
	Shares	Value
ENERGY - 1.9%
Oil & Gas - 1.9%
AOC Holdings, Inc. (a)	21,400	$ 251,947
Cosmo Oil Co. Ltd.	215,000	674,306
Nippon Mining Holdings, Inc.	113,000	571,407
		1,497,660
FINANCIALS - 16.4%
Capital Markets - 0.6%
Nikko Cordial Corp.	103,000	486,051
Commercial Banks - 7.4%
Hokuhoku Financial Group, Inc.	286,000	772,786
Mitsui Trust Holdings, Inc.	75,000	793,245
Mizuho Financial Group, Inc.	180	866,779
Nishi-Nippon City Bank Ltd.	228,000	910,899
Sumitomo Mitsui Financial Group, Inc.	189	1,324,140
Tokyo Tomin Bank Ltd.	18,800	480,772
UFJ Holdings, Inc. (a)	115	686,948
		5,835,569
Consumer Finance - 5.5%
Finance All Corp.	232	268,661
Lopro Corp.	69,000	512,048
Nippon Shinpan Co. Ltd. (a)	200,000	839,566
Nissin Co. Ltd.	223,800	568,004
ORIX Corp.	4,100	541,655
SFCG Co. Ltd.	6,670	1,668,385
		4,398,319
Insurance - 2.0%
Millea Holdings, Inc.	60	827,986
T&D Holdings, Inc.	16,050	752,743
		1,580,729
Real Estate - 0.9%
Tokyu Land Corp.	161,000	741,105
TOTAL FINANCIALS		13,041,773
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.9%
Fujirebio, Inc.	29,000	429,018
Hogy Medical Co.	7,000	317,491
		746,509
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Yamanouchi Pharmaceutical Co. Ltd.	29,800	$ 1,084,159
TOTAL HEALTH CARE		1,830,668
INDUSTRIALS - 13.7%
Air Freight & Logistics - 0.9%
Yamato Transport Co. Ltd.	48,000	718,437
Commercial Services & Supplies - 3.6%
Backs Group, Inc.	67	234,055
Fullcast Co. Ltd.	168	471,778
Meitec Corp.	5,300	195,889
Oricon, Inc.	116	563,069
Riso Kyoiku Co. Ltd.	1,728	1,038,884
Teraoka Seisakusho Co. Ltd.	46,000	386,200
		2,889,875
Construction & Engineering - 1.4%
Commuture Corp.	110,000	1,092,304
Electrical Equipment - 1.4%
Furukawa Electric Co. Ltd. (a)	53,000	283,860
Hitachi Cable Ltd.	6,000	27,387
Kumho Electric Co. Ltd.	4,700	195,967
Phoenix Electric Co. Ltd.	11,600	223,884
Sumitomo Electric Industries Ltd.	39,000	426,036
		1,157,134
Machinery - 2.4%
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	246,000	360,840
Kitz Corp.	72,000	409,245
Nihon Trim Co. Ltd.	2,750	175,682
Nittoku Engineering Co. Ltd.	51,000	468,043
SFA Engineering Corp.	21,700	468,246
		1,882,056
Road & Rail - 3.4%
East Japan Railway Co.	230	1,240,724
Hamakyorex Co. Ltd.	34,100	1,451,204
		2,691,928
Transportation Infrastructure - 0.6%
Kamigumi Co. Ltd.	56,000	457,727
TOTAL INDUSTRIALS		10,889,461
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.6%
Japan Radio Co. Ltd. (a)	127,000	$ 485,327
Computers & Peripherals - 1.3%
Fujitsu Ltd.	110,000	639,035
NEC Corp.	67,000	384,058
		1,023,093
Electronic Equipment & Instruments - 6.0%
Enplas Corp.	7,800	211,136
Forval Corp. (a)	6,500	73,390
Geomatec Co. Ltd.	7,600	182,987
Hoya Corp.	6,000	617,805
Koha Co. Ltd.	12,500	214,234
Nidec Corp.	4,200	470,967
Nippon Chemi-con Corp.	46,000	247,701
Nippon Electric Glass Co. Ltd.	86,000	1,132,005
Nippon Electric Glass Co. Ltd. New (a)	81,000	1,063,064
Tokyo Cathode Laborator Co. Ltd.	34,800	568,554
		4,781,843
Internet Software & Services - 1.9%
Dip Corp.	11	24,415
Softbank Corp.	21,700	1,026,104
Telewave, Inc.	44	458,577
		1,509,096
IT Services - 1.6%
Net One Systems Co. Ltd.	113	443,821
TIS, Inc.	18,200	806,157
		1,249,978
Office Electronics - 2.8%
Canon, Inc.	9,900	520,542
Konica Minolta Holdings, Inc.	71,000	890,712
Ricoh Co. Ltd.	45,000	794,258
		2,205,512
Semiconductors & Semiconductor Equipment - 1.6%
Disco Corp.	5,900	274,432
Nihon Inter Electronics Corp.	70,000	539,735
Sanken Electric Co. Ltd.	39,000	478,726
		1,292,893
Software - 3.3%
Hitachi Software Engineerng Co. Ltd.	19,000	365,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intelligent Wave, Inc.	752	$ 1,872,290
Nihon Falcom Corp.	113	309,694
Works Applications Co. Ltd. (a)	30	99,879
		2,647,103
TOTAL INFORMATION TECHNOLOGY		15,194,845
MATERIALS - 9.7%
Chemicals - 7.9%
Ise Chemical Corp.	45,000	204,101
JSR Corp.	29,000	615,682
Kaneka Corp. (a)	38,000	423,180
Nihon Micro Coating Co. Ltd. (a)	28,000	339,107
Nissan Chemical Industries Co. Ltd.	50,000	420,748
Nitto Denko Corp.	17,300	919,884
Osaka Organic Chemical Industry Ltd.	85,600	700,495
Soken Chemical & Engineer Co. Ltd.	42,900	1,034,982
Teijin Ltd.	285,000	1,179,879
Zeon Corp.	51,000	421,288
		6,259,346
Construction Materials - 0.4%
Sumitomo Osaka Cement Co. Ltd.	138,000	342,253
Containers & Packaging - 0.4%
Fuji Seal International, Inc.	8,900	359,865
Metals & Mining - 1.0%
Hitachi Metals Ltd.	116,000	764,565
TOTAL MATERIALS		7,726,029
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Mobilephone Telecommunications International Ltd.	284	454,948
TOTAL COMMON STOCKS (Cost $72,579,451)		79,700,583
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $2,311,630)	2,311,630	$ 2,311,630
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $74,891,081)		82,012,213
NET OTHER ASSETS - (3.1)%		(2,490,648)
NET ASSETS - 100%		$ 79,521,565
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $75,715,288. Net unrealized appreciation aggregated $6,296,925, of which $9,895,296 related to appreciated investment securities and $3,598,371 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

FAEM-QTLY-0305

1.813064.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Argentina - 0.5%
Inversiones y Representaciones SA sponsored GDR (a)	3,400	$ 41,616
Austria - 0.6%
Bank Austria Creditanstalt AG	639	55,511
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia)	5,300	23,405
Central European Media Enterprises Ltd. Class A (a)	1,800	66,420
GOME Electrical Appliances Holdings Ltd. (a)	20,000	19,488
TOTAL BERMUDA		109,313
Brazil - 10.8%
Banco Bradesco SA (PN)	3,000	74,517
Banco do Brasil SA	2,100	24,874
Banco Itau Holding Financeira SA (PN)	397	59,349
Caemi Mineracao E Metalurgia SA (PN) (a)	51,200	47,298
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	2,465,200	30,995
Companhia Vale do Rio Doce sponsored:
ADR	100	3,025
ADR (non-vtg.)	8,900	223,924
Diagnosticos da America SA	2,100	21,734
Gerdau SA sponsored ADR	2,700	45,495
Natura Cosmeticos SA	1,700	41,640
Petroleo Brasileiro SA Petrobras:
(PN)	2,100	75,103
sponsored:
ADR	1,300	52,845
ADR (non-vtg.)	3,000	107,550
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	2,700	55,370
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	4,350	63,641
TOTAL BRAZIL		927,360
Canada - 0.2%
PetroKazakhstan, Inc. Class A	500	18,001
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	24,000	11,939
Chile - 0.2%
Lan Chile SA sponsored ADR	500	17,740
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	4,500	68,476
Egypt - 2.1%
Lecico Egypt S.A.E. unit (a)(b)	600	10,140
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Construction Industries SAE GDR	1,620	$ 55,631
Orascom Telecom SAE GDR (a)	3,783	118,408
TOTAL EGYPT		184,179
Hong Kong - 2.8%
Chaoda Modern Agriculture (Holdings) Ltd.	208,700	84,284
China Netcom Group Corp. Hong Kong Ltd. ADR	1,200	34,452
China Overseas Land & Investment Ltd.	151,700	37,926
Henderson Land Development Co. Ltd.	4,800	22,770
Midland Realty Holdings Ltd.	45,400	22,118
Sun Hung Kai Properties Ltd.	2,000	18,526
Television Broadcasts Ltd.	5,000	23,718
TOTAL HONG KONG		243,794
Hungary - 1.3%
OTP Bank Rt.	3,400	110,024
India - 3.3%
Bank of India	21,400	41,432
Bharat Forge Ltd.	602	18,648
Larsen & Toubro Ltd. (a)	1,840	42,380
Mphasis BFL Ltd.	2,578	15,629
Oil & Natural Gas Corp. Ltd.	2,261	42,407
Reliance Industries Ltd.	2,681	32,698
State Bank of India	3,449	55,470
Wipro Ltd.	2,394	38,690
TOTAL INDIA		287,354
Indonesia - 3.2%
PT Astra International Tbk	22,400	24,563
PT Bank Central Asia Tbk	119,500	37,486
PT Bank Danamon Indonesia Tbk Series A	55,500	25,282
PT Bumi Resources Tbk (a)	231,500	23,238
PT Indosat Tbk	160,600	99,882
PT Telkomunikasi Indonesia Tbk Series B	130,600	68,399
TOTAL INDONESIA		278,850
Israel - 4.1%
Bank Hapoalim BM (Reg.)	23,128	83,478
M-Systems Flash Disk Pioneers Ltd. (a)	3,300	66,363
Nice Systems Ltd. sponsored ADR (a)	1,300	39,416
Common Stocks - continued
	Shares	Value
Israel - continued
RADWARE Ltd. (a)	1,600	$ 39,024
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500	129,285
TOTAL ISRAEL		357,566
Korea (South) - 19.7%
CJ Home Shopping	700	40,166
Daegu Bank Co. Ltd.	4,960	34,404
Daelim Industrial Co.	1,620	87,115
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,490	80,702
Hana Bank	1,180	31,325
Hyundai Mipo Dockyard Co. Ltd. (a)	1,260	61,251
Hyundai Mobis	660	45,072
Hyundai Motor Co.	2,000	113,395
Hyundai Securities Co. Ltd. (a)	4,140	23,190
Interflex Co. Ltd.	865	15,421
Kia Motors Corp.	3,160	38,788
LG Electronics, Inc.	1,910	131,365
LG Engineering & Construction Co. Ltd.	1,920	53,494
NCsoft Corp. (a)	310	22,680
POSCO	570	103,561
S-Oil Corp.	640	41,150
Samsung Electronics Co. Ltd.	1,276	615,312
Samsung Fire & Marine Insurance Co. Ltd.	400	31,174
Samsung SDI Co. Ltd.	420	45,826
Shinhan Financial Group Co. Ltd.	2,030	50,923
Shinsegae Co. Ltd.	120	33,668
TOTAL KOREA (SOUTH)		1,699,982
Luxembourg - 0.6%
Tenaris SA sponsored ADR	1,000	49,300
Malaysia - 2.2%
AirAsia BHD	34,300	15,977
Malakoff BHD	15,300	30,197
Malayan Banking BHD	15,000	48,553
Maxis Communications BHD	16,500	41,250
Public Bank BHD (For. Reg.)	9,200	19,489
Southern Bank BHD (For. Reg.)	16,800	15,827
Telekom Malaysia BHD	6,600	19,105
TOTAL MALAYSIA		190,398
Mexico - 7.5%
America Movil SA de CV sponsored ADR	4,100	217,546
Common Stocks - continued
	Shares	Value
Mexico - continued
Cemex SA de CV sponsored ADR	2,900	$ 108,692
Grupo Financiero Banorte SA de CV Series O	2,511	16,147
Grupo Mexico SA de CV Series B (a)	11,521	58,049
Grupo Televisa SA de CV sponsored ADR	1,300	76,479
Industrias Penoles SA de CV	5,300	27,798
Urbi, Desarrollos Urbanos, SA de CV	10,100	54,607
Wal-Mart de Mexico SA de CV Series V	24,300	83,853
TOTAL MEXICO		643,171
Philippines - 1.0%
Philippine Long Distance Telephone Co. (a)	3,300	85,376
Poland - 0.9%
Agora SA (a)	1,314	23,938
Globe Trade Centre SA	200	6,543
Powszechna Kasa Oszczednosci Bank SA	5,400	45,898
TOTAL POLAND		76,379
Russia - 4.5%
JSC MMC 'Norilsk Nickel' sponsored ADR	613	35,248
Lukoil Oil Co. sponsored ADR	600	74,400
Mobile TeleSystems OJSC sponsored ADR	2,400	86,352
OAO Gazprom sponsored ADR	1,400	49,000
Surgutneftegaz JSC sponsored ADR	1,936	108,416
Vimpel Communications sponsored ADR (a)	900	32,580
TOTAL RUSSIA		385,996
South Africa - 11.4%
ABSA Group Ltd.	8,225	104,805
African Bank Investments Ltd.	32,447	90,927
Afrikander Lease Ltd. (a)	47,718	27,779
Edgars Consolidated Stores Ltd.	1,713	85,579
Harmony Gold Mining Co. Ltd.	3,567	29,000
Impala Platinum Holdings Ltd.	508	42,335
Ispat Iscor Ltd.	2,100	20,331
JD Group Ltd.	3,000	32,402
Lewis Group Ltd.	5,300	32,887
Massmart Holdings Ltd.	4,485	31,272
MTN Group Ltd.	22,500	168,853
Sanlam Ltd.	41,849	88,026
Sasol Ltd.	1,970	39,597
Standard Bank Group Ltd.	10,800	116,755
Common Stocks - continued
	Shares	Value
South Africa - continued
Steinhoff International Holdings Ltd.	9,700	$ 21,439
Telkom SA Ltd.	2,796	50,626
TOTAL SOUTH AFRICA		982,613
Taiwan - 8.1%
Acer, Inc.	25,000	39,216
Cathay Financial Holding Co. Ltd.	40,000	78,431
China Steel Corp.	39,000	43,558
Chinatrust Financial Holding Co.	53,953	60,427
Delta Electronics, Inc.	27,500	44,863
Evergreen Marine Corp.	35,000	33,380
Far Eastern Textile Ltd.	47,464	34,249
Far EasTone Telecommunications Co. Ltd.	31,100	35,613
First Financial Holding Co. Ltd. (a)	54,000	45,233
Formosa Chemicals & Fibre Corp.	20,000	36,706
Hon Hai Precision Industries Co. Ltd.	15,349	67,415
Polaris Securities Co. Ltd.	64,051	32,151
Powerchip Semiconductor Corp. (a)	36,000	28,348
Taiwan Semiconductor Manufacturing Co. Ltd.	73,126	119,296
TOTAL TAIWAN		698,886
Thailand - 2.0%
Advanced Info Service PCL (For. Reg.)	22,700	62,418
Siam Cement PCL (For. Reg.)	8,400	58,397
Siam Commercial Bank PCL (For. Reg.)	15,800	20,390
Thai Olefins PCL (a)	18,000	33,152
TOTAL THAILAND		174,357
Turkey - 4.4%
Akbank T. A. S.	5,280	33,010
Arcelik AS (a)	1,971	12,768
Buyuk Magazacilik AS (a)	9,100	21,941
Dogan Yayin Holding AS (a)	24,570	67,334
Enka Insaat ve Sanayi AS	1,652	22,142
Finansbank AS (a)	20,642	46,369
Turk Sise ve Cam Fabrikalari AS	2,000	6,080
Turkcell Iletisim Hizmet AS sponsored ADR	3,968	71,107
Turkiye Is Bankasi AS Series C unit	7,999	47,019
Yapi ve Kredi Bankasi AS (a)	12,365	49,996
TOTAL TURKEY		377,766
United States of America - 1.7%
Central European Distribution Corp. (a)	1,736	57,028
Common Stocks - continued
	Shares	Value
United States of America - continued
CTC Media, Inc. (c)	799	$ 11,998
DSP Group, Inc. (a)	1,600	39,696
NII Holdings, Inc. (a)	300	16,140
Zoran Corp. (a)	2,100	21,399
TOTAL UNITED STATES OF AMERICA		146,261
TOTAL COMMON STOCKS (Cost $7,037,892)		8,222,208
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (Cost $393,000)	$ 393,027	393,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $7,430,892)		8,615,208
NET OTHER ASSETS - 0.1%		12,104
NET ASSETS - 100%		$ 8,627,312
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,140 or 0.1% of net assets.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,998 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,438,209. Net unrealized appreciation aggregated $1,176,999, of which $1,260,101 related to appreciated investment securities and $83,102 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

AVLF-QTLY-0305

1.813052.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Amerigon, Inc. (a)	10,000	$ 46,400
Automobiles - 0.1%
Toyota Motor Corp. ADR	500	39,095
Distributors - 0.2%
WESCO International, Inc. (a)	1,300	43,927
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	6,600	213,774
Household Durables - 1.2%
Blount International, Inc. (a)	1,600	28,720
Centex Corp.	900	55,179
KB Home	900	97,785
LG Electronics, Inc.	450	30,950
Sony Corp. sponsored ADR	1,400	51,828
Techtronic Industries Co. Ltd.	21,000	46,982
		311,444
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.	3,400	112,506
Escalade, Inc.	3,000	40,740
		153,246
Media - 4.7%
Clear Channel Communications, Inc.	4,420	143,341
Emmis Communications Corp. Class A (a)	2,200	38,654
Grupo Televisa SA de CV sponsored ADR	1,300	76,479
Lamar Advertising Co. Class A (a)	4,564	196,161
News Corp. Class A	1,476	25,092
NTL, Inc. (a)	326	22,178
Omnicom Group, Inc.	1,100	93,379
Time Warner, Inc. (a)	5,600	100,800
Univision Communications, Inc. Class A (a)	400	10,924
Valassis Communications, Inc. (a)	600	20,370
Viacom, Inc. Class B (non-vtg.)	7,834	292,522
Walt Disney Co.	7,500	214,725
XM Satellite Radio Holdings, Inc. Class A (a)	700	22,337
		1,256,962
Multiline Retail - 0.7%
99 Cents Only Stores (a)	3,600	54,000
JCPenney Co., Inc.	1,600	68,352
Nordstrom, Inc.	1,300	62,725
		185,077
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.2%
Blockbuster, Inc.:
Class A	3	$ 27
Class B	3	26
Home Depot, Inc.	3,200	132,032
Sonic Automotive, Inc. Class A (sub. vtg.)	2,100	49,056
The Pep Boys - Manny, Moe & Jack	1,500	25,830
Toys 'R' Us, Inc. (a)	5,500	117,975
		324,946
TOTAL CONSUMER DISCRETIONARY		2,574,871
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
PepsiCo, Inc.	1,200	64,440
Food & Staples Retailing - 0.5%
Albertsons, Inc.	1,700	38,896
Safeway, Inc. (a)	4,300	81,055
		119,951
Food Products - 0.5%
Bunge Ltd.	1,000	56,540
General Mills, Inc.	1,000	52,990
Smithfield Foods, Inc. (a)	700	21,189
		130,719
Household Products - 0.1%
Clorox Co.	600	35,652
Personal Products - 0.4%
Gillette Co.	2,280	115,642
Tobacco - 2.0%
Altria Group, Inc.	8,230	525,321
TOTAL CONSUMER STAPLES		991,725
ENERGY - 13.2%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	600	25,980
BJ Services Co.	1,100	52,855
ENSCO International, Inc.	2,910	99,609
FMC Technologies, Inc. (a)	2,500	76,575
GlobalSantaFe Corp.	3,600	127,296
Halliburton Co.	6,600	271,458
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc.	1,500	$ 32,550
National-Oilwell, Inc. (a)	400	14,752
Pride International, Inc. (a)	6,000	140,340
Rowan Companies, Inc.	1,900	53,504
Schlumberger Ltd. (NY Shares)	2,000	136,080
Smith International, Inc. (a)	600	35,520
Transocean, Inc. (a)	3,000	132,000
Varco International, Inc. (a)	4,900	149,989
Weatherford International Ltd. (a)	2,330	126,449
		1,474,957
Oil & Gas - 7.6%
Apache Corp.	1,400	76,188
BP PLC sponsored ADR	700	41,734
Burlington Resources, Inc.	2,600	113,646
ChevronTexaco Corp.	4,900	266,560
ConocoPhillips	1,500	139,185
Encore Acquisition Co. (a)	1,000	37,300
Exxon Mobil Corp.	19,070	984,012
Occidental Petroleum Corp.	1,800	105,084
Premcor, Inc.	1,300	62,400
Quicksilver Resources, Inc. (a)	2,400	106,632
Valero Energy Corp.	1,900	98,857
		2,031,598
TOTAL ENERGY		3,506,555
FINANCIALS - 19.2%
Capital Markets - 3.7%
Bear Stearns Companies, Inc.	1,600	161,696
Lehman Brothers Holdings, Inc.	2,200	200,618
Merrill Lynch & Co., Inc.	5,800	348,406
Morgan Stanley	3,500	195,860
optionsXpress Holdings, Inc.	200	4,056
State Street Corp.	1,200	53,772
TradeStation Group, Inc. (a)	3,100	18,910
		983,318
Commercial Banks - 5.9%
Banco Bradesco SA sponsored ADR (non-vtg.)	3,900	95,940
Bank of America Corp.	17,842	827,334
Texas Capital Bancshares, Inc. (a)	900	21,339
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	500	$ 22,035
Wachovia Corp.	9,159	502,371
Wells Fargo & Co.	1,850	113,405
		1,582,424
Consumer Finance - 0.4%
Capital One Financial Corp.	900	70,452
First Marblehead Corp. (a)	800	51,464
		121,916
Diversified Financial Services - 1.6%
Citigroup, Inc.	5,800	284,490
J.P. Morgan Chase & Co.	3,540	132,148
		416,638
Insurance - 5.1%
ACE Ltd.	3,500	151,900
AFLAC, Inc.	2,300	90,873
AMBAC Financial Group, Inc.	1,610	123,777
American International Group, Inc.	9,840	652,294
Hartford Financial Services Group, Inc.	1,600	107,664
Hilb Rogal & Hobbs Co.	1,300	46,228
MetLife, Inc.	1,100	43,725
Scottish Re Group Ltd.	700	16,149
W.R. Berkley Corp.	2,500	119,250
		1,351,860
Real Estate - 0.8%
Apartment Investment & Management Co. Class A	2,800	100,520
Equity Lifestyle Properties, Inc.	350	11,998
General Growth Properties, Inc.	2,100	66,717
iStar Financial, Inc.	700	29,295
Spirit Finance Corp. (c)	300	3,570
		212,100
Thrifts & Mortgage Finance - 1.7%
Fannie Mae	1,060	68,455
Freddie Mac	1,100	71,819
Golden West Financial Corp., Delaware	1,240	80,129
New York Community Bancorp, Inc.	1,533	27,333
Sovereign Bancorp, Inc.	5,500	125,070
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
W Holding Co., Inc.	1,836	$ 23,941
Washington Mutual, Inc.	1,600	64,560
		461,307
TOTAL FINANCIALS		5,129,563
HEALTH CARE - 10.3%
Biotechnology - 1.1%
Alkermes, Inc. (a)	1,500	19,005
Amgen, Inc. (a)	800	49,792
Biogen Idec, Inc. (a)	900	58,464
BioMarin Pharmaceutical, Inc. (a)	5,500	33,275
Genentech, Inc. (a)	500	23,855
ImClone Systems, Inc. (a)	400	16,780
MedImmune, Inc. (a)	2,700	63,869
Millennium Pharmaceuticals, Inc. (a)	1,450	13,355
ONYX Pharmaceuticals, Inc. (a)	500	14,520
		292,915
Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	12,140	409,846
Dade Behring Holdings, Inc. (a)	1,100	62,865
Guidant Corp.	800	57,992
Medtronic, Inc.	5,200	272,948
PerkinElmer, Inc.	2,500	57,475
Thermo Electron Corp. (a)	800	23,952
Waters Corp. (a)	4,800	235,584
		1,120,662
Health Care Providers & Services - 2.0%
McKesson Corp.	3,500	120,715
PacifiCare Health Systems, Inc. (a)	960	59,069
Sierra Health Services, Inc. (a)	1,300	71,409
UnitedHealth Group, Inc.	3,000	266,700
		517,893
Pharmaceuticals - 3.0%
Johnson & Johnson	2,430	157,221
Merck & Co., Inc.	3,900	109,395
Pfizer, Inc.	3,800	91,808
Schering-Plough Corp.	12,040	223,462
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International	1,500	$ 37,455
Wyeth	4,800	190,224
		809,565
TOTAL HEALTH CARE		2,741,035
INDUSTRIALS - 19.8%
Aerospace & Defense - 4.8%
Engineered Support Systems, Inc.	500	29,005
Hexcel Corp. (a)	2,200	32,406
Honeywell International, Inc.	20,540	739,029
Lockheed Martin Corp.	3,040	175,742
Orbital Sciences Corp. (a)	2,000	20,320
Precision Castparts Corp.	1,150	80,845
Raytheon Co.	3,000	112,200
The Boeing Co.	1,900	96,140
		1,285,687
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	900	50,526
Airlines - 0.5%
AirTran Holdings, Inc. (a)	1,500	12,810
Delta Air Lines, Inc. (a)	5,000	26,950
JetBlue Airways Corp. (a)	1,200	23,748
Ryanair Holdings PLC sponsored ADR (a)	200	9,366
Southwest Airlines Co.	4,800	69,504
		142,378
Building Products - 1.1%
Masco Corp.	7,950	292,560
Commercial Services & Supplies - 2.3%
Apollo Group, Inc. Class A (a)	1,500	117,285
Asset Acceptance Capital Corp.	100	2,048
Career Education Corp. (a)	2,700	108,783
Cintas Corp.	3,500	152,250
On Assignment, Inc. (a)	2,900	15,950
Robert Half International, Inc.	7,400	224,516
		620,832
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	2,400	90,720
Fluor Corp.	900	48,186
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	1,700	$ 86,343
MasTec, Inc. (a)	8,000	71,120
		296,369
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	600	33,990
Industrial Conglomerates - 8.1%
General Electric Co.	44,830	1,619,705
Siemens AG sponsored ADR	600	47,646
Tyco International Ltd.	13,200	477,048
		2,144,399
Machinery - 0.4%
CUNO, Inc. (a)	600	34,458
ITT Industries, Inc.	800	68,232
		102,690
Marine - 0.1%
Alexander & Baldwin, Inc.	400	18,400
Road & Rail - 1.0%
Norfolk Southern Corp.	3,900	136,188
Swift Transportation Co., Inc. (a)	3,100	69,130
Union Pacific Corp.	1,000	59,600
		264,918
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	1,400	21,000
TOTAL INDUSTRIALS		5,273,749
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,400	25,256
Comverse Technology, Inc. (a)	3,900	87,165
Foundry Networks, Inc. (a)	4,400	45,232
Juniper Networks, Inc. (a)	4,400	110,572
Motorola, Inc.	1,600	25,184
QUALCOMM, Inc.	1,500	55,860
		349,269
Computers & Peripherals - 0.7%
International Business Machines Corp.	910	85,012
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	4,900	$ 21,364
Western Digital Corp. (a)	8,400	90,468
		196,844
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,400	55,062
Molex, Inc.	1,300	37,336
Solectron Corp. (a)	1,600	7,952
Symbol Technologies, Inc.	6,000	109,800
		210,150
Internet Software & Services - 0.1%
Akamai Technologies, Inc. (a)	2,100	27,510
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	2,490	134,933
BearingPoint, Inc. (a)	3,200	25,248
Sapient Corp. (a)	2,300	18,124
		178,305
Office Electronics - 0.4%
Xerox Corp. (a)	6,100	96,868
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	1,400	50,246
Applied Materials, Inc. (a)	2,100	33,390
Cabot Microelectronics Corp. (a)	2,400	73,032
Freescale Semiconductor, Inc. Class A	5,000	85,500
Intel Corp.	4,000	89,800
Lam Research Corp. (a)	1,200	32,112
PMC-Sierra, Inc. (a)	2,200	22,616
Samsung Electronics Co. Ltd.	128	61,724
		448,420
Software - 2.3%
BEA Systems, Inc. (a)	7,069	60,228
Macrovision Corp. (a)	500	11,665
Microsoft Corp.	14,160	372,125
Oracle Corp. (a)	4,900	67,473
PalmSource, Inc. (a)	900	9,306
Symantec Corp. (a)	4,100	95,735
		616,532
TOTAL INFORMATION TECHNOLOGY		2,123,898
Common Stocks - continued
	Shares	Value
MATERIALS - 8.7%
Chemicals - 5.8%
Albemarle Corp.	900	$ 31,599
Celanese Corp. Class A	1,300	20,969
Dow Chemical Co.	5,900	293,230
E.I. du Pont de Nemours & Co.	9,400	447,064
Lubrizol Corp.	1,000	36,030
Lyondell Chemical Co.	13,080	384,814
Monsanto Co.	2,900	156,977
Mosaic Co. (a)	1,900	31,350
Nalco Holding Co.	2,600	50,310
Olin Corp.	2,500	55,675
Valspar Corp.	600	29,400
		1,537,418
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	2,000	26,980
Owens-Illinois, Inc. (a)	4,312	97,969
Packaging Corp. of America	4,700	104,857
Smurfit-Stone Container Corp. (a)	10,000	150,400
		380,206
Metals & Mining - 1.4%
Alcoa, Inc.	4,000	118,040
Freeport-McMoRan Copper & Gold, Inc. Class B	1,100	40,491
International Steel Group, Inc. (a)	600	24,150
Massey Energy Co.	1,100	41,723
Metals USA, Inc. (a)	100	1,789
Newmont Mining Corp.	1,650	68,624
Nucor Corp.	1,000	56,160
Phelps Dodge Corp.	400	38,520
		389,497
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,000	25,600
TOTAL MATERIALS		2,332,721
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.7%
Covad Communications Group, Inc. (a)	48,800	82,472
SBC Communications, Inc.	14,750	350,460
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telewest Global, Inc. (a)	4,600	$ 77,510
Verizon Communications, Inc.	6,100	217,099
		727,541
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	5,500	99,660
Leap Wireless International, Inc. (a)	900	24,525
Mobile TeleSystems OJSC sponsored ADR	800	28,784
Nextel Communications, Inc. Class A (a)	2,500	71,725
Nextel Partners, Inc. Class A (a)	4,000	79,560
SpectraSite, Inc. (a)	700	41,020
Turkcell Iletisim Hizmet AS sponsored ADR	3,000	53,760
		399,034
TOTAL TELECOMMUNICATION SERVICES		1,126,575
UTILITIES - 2.1%
Electric Utilities - 1.4%
Entergy Corp.	1,900	132,088
PG&E Corp. (a)	3,100	108,500
PPL Corp.	1,500	81,000
Southern Co.	800	27,016
TXU Corp.	400	27,680
		376,284
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	4,800	67,440
CMS Energy Corp. (a)	8,000	84,240
Public Service Enterprise Group, Inc.	400	21,100
		172,780
TOTAL UTILITIES		549,064
TOTAL COMMON STOCKS (Cost $23,552,380)		26,349,756
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $269,691)	269,691	$ 269,691
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $23,822,071)		26,619,447
NET OTHER ASSETS - 0.1%		21,956
NET ASSETS - 100%		$ 26,641,403
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,570 or 0.0% of net assets.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $23,882,499. Net unrealized appreciation aggregated $2,736,948, of which $3,127,836 related to appreciated investment securities and $390,888 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

OS-QTLY-0305

1.813050.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
Australia - 0.7%
CSL Ltd.	446,467	$ 10,706
Belgium - 0.4%
Fortis	196,600	5,304
Brazil - 1.6%
Aracruz Celulose SA sponsored ADR	181,300	6,336
Tele Norte Leste Participacoes SA ADR (non-vtg.)	294,700	4,247
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	244,400	5,012
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	461,850	6,757
TOTAL BRAZIL		22,352
Canada - 2.8%
Alcan, Inc.	103,400	4,123
EnCana Corp.	179,700	10,622
Novelis, Inc.	23,020	513
Research In Motion Ltd. (a)	161,600	11,500
Talisman Energy, Inc.	429,300	12,799
Tembec, Inc. (a)	228,300	1,242
TOTAL CANADA		40,799
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	406,000	202
China - 0.8%
BYD Co. Ltd. (H Shares)	506,000	1,541
China Telecom Corp. Ltd. sponsored ADR	126,500	4,722
Global Bio-Chem Technology Group Co. Ltd.	4,814,000	3,425
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000	16
People's Food Holdings Ltd.	1,259,000	1,115
TOTAL CHINA		10,819
Denmark - 0.8%
Coloplast AS Series B	39,100	2,075
Danske Bank AS	106,950	3,124
Novo Nordisk AS Series B	122,900	6,544
TOTAL DENMARK		11,743
Finland - 1.9%
Nokia Corp.	1,761,800	26,920
France - 10.3%
Accor SA	126,512	5,534
Alcatel SA sponsored ADR (a)	1,029,800	14,747
Common Stocks - continued
	Shares	Value (000s)
France - continued
AXA SA	434,160	$ 10,537
BNP Paribas SA	230,081	16,599
Credit Agricole SA	84,800	2,526
Dassault Systemes SA	71,890	3,344
France Telecom SA	294,399	9,232
L'Oreal SA	50,534	3,784
Lagardere S.C.A. (Reg.)	31,200	2,355
Pernod-Ricard	44,400	6,285
Sanofi-Aventis sponsored ADR	316,600	11,784
Thomson SA	332,300	8,429
Total SA Series B	179,197	38,545
Vivendi Universal SA sponsored ADR (a)	484,200	15,320
TOTAL FRANCE		149,021
Germany - 9.5%
Allianz AG (Reg.)	375,800	44,549
BASF AG	182,532	12,524
Bayerische Hypo-und Vereinsbank AG (a)	283,300	6,229
Deutsche Boerse AG	128,210	7,971
Deutsche Telekom AG sponsored ADR (a)	1,309,900	28,333
E.ON AG	112,279	10,037
Infineon Technologies AG sponsored ADR (a)	556,100	5,155
SAP AG sponsored ADR	189,400	7,334
Siemens AG sponsored ADR	180,300	14,318
TOTAL GERMANY		136,450
Hong Kong - 1.8%
Esprit Holdings Ltd.	529,500	3,062
Hong Kong Exchanges & Clearing Ltd.	1,292,000	3,222
Hutchison Whampoa Ltd.	580,700	5,286
Techtronic Industries Co. Ltd.	3,998,500	8,946
Television Broadcasts Ltd.	551,000	2,614
Wharf Holdings Ltd.	956,000	3,089
TOTAL HONG KONG		26,219
India - 2.9%
Cipla Ltd.	723,574	4,751
Dr. Reddy's Laboratories Ltd.	8,623	146
HDFC Bank Ltd.	132,154	1,710
Housing Development Finance Corp. Ltd.	676,711	12,064
Infosys Technologies Ltd.	215,063	10,193
Reliance Industries Ltd.	263,100	3,209
Common Stocks - continued
	Shares	Value (000s)
India - continued
Satyam Computer Services Ltd.	772,146	$ 7,310
State Bank of India	140,300	2,256
TOTAL INDIA		41,639
Italy - 0.9%
ENI Spa	547,891	13,390
Japan - 18.0%
Advantest Corp.	138,000	11,533
Aeon Co. Ltd.	578,000	9,705
Canon, Inc.	135,300	7,114
Daiwa Securities Group, Inc.	1,750,000	11,855
FamilyMart Co. Ltd.	169,100	5,434
Honda Motor Co. Ltd.	162,200	8,516
Ito Yokado Ltd.	202,700	8,118
JAFCO Co. Ltd.	151,400	10,227
Mizuho Financial Group, Inc.	4,227	20,355
Murata Manufacturing Co. Ltd.	142,900	7,460
Nikko Cordial Corp.	3,315,000	15,643
Nitto Denko Corp.	164,200	8,731
Nomura Holdings, Inc.	1,323,000	17,503
Oracle Corp. Japan	19,000	952
ORIX Corp.	56,600	7,477
Ricoh Co. Ltd.	378,000	6,672
Rohm Co. Ltd.	67,500	6,143
Softbank Corp.	225,200	10,649
Sumitomo Electric Industries Ltd.	520,000	5,680
Sumitomo Mitsui Financial Group, Inc.	3,468	24,297
TDK Corp.	84,600	5,878
Tokyo Electron Ltd.	292,200	17,031
Toyota Motor Corp.	546,300	21,358
UFJ Holdings, Inc. (a)	1,232	7,359
Yahoo! Japan Corp. (a)	825	4,180
TOTAL JAPAN		259,870
Korea (South) - 3.9%
Honam Petrochemical Corp.	223,690	10,351
Hyundai Motor Co.	41,081	2,329
Kookmin Bank (a)	201,100	8,620
LG Electronics, Inc.	224,670	15,452
LG Petrochemical Co. Ltd.	111,050	2,732
Samsung Electro-Mechanics Co. Ltd.	130,080	3,231
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Samsung Electronics Co. Ltd.	13,450	$ 6,486
Shinhan Financial Group Co. Ltd.	257,660	6,463
TOTAL KOREA (SOUTH)		55,664
Netherlands - 6.8%
Aegon NV	862,900	11,697
ASML Holding NV (a)	3,230,922	53,084
EADS NV	221,300	6,764
ING Groep NV (Certificaten Van Aandelen)	575,546	16,610
VNU NV	334,540	9,772
TOTAL NETHERLANDS		97,927
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	523,000	8,823
Banco Santander Central Hispano SA	738,660	8,738
Telefonica SA	883,727	16,057
TOTAL SPAIN		33,618
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson ADR (a)	323,900	9,500
Switzerland - 9.5%
ABB Ltd. (Reg.) (a)	966,968	5,319
Actelion Ltd. (Reg.) (a)	16,470	1,563
Compagnie Financiere Richemont unit	190,699	5,967
Credit Suisse Group (Reg.)	828,847	33,427
Nestle SA (Reg.)	43,243	11,348
Novartis AG (Reg.)	494,246	23,664
Phonak Holding AG	105,962	3,565
Roche Holding AG (participation certificate)	141,768	15,096
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	3,320	2,347
UBS AG (Reg.)	434,041	35,322
TOTAL SWITZERLAND		137,618
Taiwan - 2.9%
Acer, Inc.	3,981,000	6,245
Hon Hai Precision Industries Co. Ltd.	1,344,328	5,904
Taiwan Semiconductor Manufacturing Co. Ltd.	3,564,000	5,814
United Microelectronics Corp.	24,911,400	15,865
United Microelectronics Corp. sponsored ADR	1,756,800	6,202
Yageo Corp. (a)	6,013,000	1,962
TOTAL TAIWAN		41,992
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 14.5%
3i Group PLC	419,153	$ 5,518
AstraZeneca PLC (United Kingdom)	303,700	11,419
BHP Billiton PLC	628,502	7,777
BP PLC	2,652,408	26,356
British Sky Broadcasting Group PLC (BSkyB)	393,300	4,185
Hilton Group PLC	619,600	3,448
HSBC Holdings PLC (United Kingdom) (Reg.)	1,596,883	26,518
ITV PLC	2,712,708	5,965
Kesa Electricals PLC	876,014	5,271
Man Group PLC	373,297	9,562
Reckitt Benckiser PLC	202,700	6,020
Rio Tinto PLC (Reg.)	486,018	15,261
Smith & Nephew PLC	1,097,400	10,851
Tesco PLC	977,311	5,674
Vodafone Group PLC	23,743,679	61,686
Xstrata PLC	238,100	4,148
TOTAL UNITED KINGDOM		209,659
United States of America - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	214,600	7,899
Synthes, Inc.	47,576	5,450
Telewest Global, Inc. (a)	476,231	8,024
TOTAL UNITED STATES OF AMERICA		21,373
TOTAL COMMON STOCKS (Cost $1,250,901)		1,362,785
Money Market Funds - 8.0%
Fidelity Cash Central Fund, 2.31% (b)	67,106,690	67,107
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	48,847,760	48,848
TOTAL MONEY MARKET FUNDS (Cost $115,955)		115,955
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,366,856)		1,478,740
NET OTHER ASSETS - (2.5)%		(36,558)
NET ASSETS - 100%		$ 1,442,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,382,016,000. Net unrealized appreciation aggregated $96,724,000, of which $176,140,000 related to appreciated investment securities and $79,416,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005